Shareholder Report, Holdings (Details)	Jun. 30, 2026
JNL/AMERICAN FUNDS BALANCED FUND (A) | Global Balanced 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/AMERICAN FUNDS BALANCED FUND (A) | Total Net Assets 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/American Funds Bond Fund of America Fund (A) | Domestic Fixed Income 10 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/American Funds Bond Fund of America Fund (A) | Total Net Assets 11 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/American Funds Capital Income Builder Fund (A) | Global Balanced 17 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/American Funds Capital Income Builder Fund (A) | Total Net Assets 18 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/American Funds Global Growth Fund (A) | Global Equity 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/American Funds Global Growth Fund (A) | Total Net Assets 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/American Funds Growth Fund (A) | Domestic Equity 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/American Funds Growth Fund (A) | Total Net Assets 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/AMERICAN FUNDS GROWTH-INCOME FUND (A) | Domestic Equity 38 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/AMERICAN FUNDS GROWTH-INCOME FUND (A) | Total Net Assets 39 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/AMERICAN FUNDS INTERNATIONAL FUND (A) | International Equity 45 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/AMERICAN FUNDS INTERNATIONAL FUND (A) | Total Net Assets 46 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/AMERICAN FUNDS NEW WORLD FUND (A) | Emerging Markets Equity 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/AMERICAN FUNDS NEW WORLD FUND (A) | Total Net Assets 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/American Funds Washington Mutual Investors Fund (A) | Domestic Equity 59 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/American Funds Washington Mutual Investors Fund (A) | Total Net Assets 60 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/MELLON BOND INDEX FUND (A) | Domestic Fixed Income 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/MELLON BOND INDEX FUND (A) | Total Net Assets 67 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/MELLON EMERGING MARKETS INDEX FUND (A) | Emerging Markets Equity 73 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/MELLON EMERGING MARKETS INDEX FUND (A) | Total Net Assets 74 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/MELLON INTERNATIONAL INDEX FUND (A) | International Equity 80 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/MELLON INTERNATIONAL INDEX FUND (A) | Total Net Assets 81 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/MELLON S&P 400 MIDCAP INDEX FUND (A) | Domestic Equity 87 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/MELLON S&P 400 MIDCAP INDEX FUND (A) | Total Net Assets 88 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/MELLON SMALL CAP INDEX FUND (A) | Domestic Equity 94 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/MELLON SMALL CAP INDEX FUND (A) | Total Net Assets 95 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL AGGRESSIVE GROWTH ALLOCATION FUND (A) | Domestic Equity 101 [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.90%
JNL AGGRESSIVE GROWTH ALLOCATION FUND (A) | International Equity 102 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
JNL AGGRESSIVE GROWTH ALLOCATION FUND (A) | Emerging Markets Equity 103 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
JNL AGGRESSIVE GROWTH ALLOCATION FUND (A) | Global Equity 104 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
JNL AGGRESSIVE GROWTH ALLOCATION FUND (A) | Alternative 105 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
JNL AGGRESSIVE GROWTH ALLOCATION FUND (A) | Domestic Fixed Income 106 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
JNL AGGRESSIVE GROWTH ALLOCATION FUND (A) | Total Net Assets 107 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL Conservative Allocation Fund (A) | Domestic Fixed Income 113 [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.80%
JNL Conservative Allocation Fund (A) | Alternative 114 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
JNL Conservative Allocation Fund (A) | Domestic Equity 115 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
JNL Conservative Allocation Fund (A) | Domestic Balanced 116 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
JNL Conservative Allocation Fund (A) | Emerging Markets Fixed Income 117 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
JNL Conservative Allocation Fund (A) | International Equity 118 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
JNL Conservative Allocation Fund (A) | Emerging Markets Equity 119 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
JNL Conservative Allocation Fund (A) | Total Net Assets 120 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL GROWTH ALLOCATION FUND (A) | Domestic Equity 126 [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.30%
JNL GROWTH ALLOCATION FUND (A) | International Equity 127 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
JNL GROWTH ALLOCATION FUND (A) | Domestic Fixed Income 128 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
JNL GROWTH ALLOCATION FUND (A) | Alternative 129 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
JNL GROWTH ALLOCATION FUND (A) | Emerging Markets Equity 130 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
JNL GROWTH ALLOCATION FUND (A) | Global Equity 131 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
JNL GROWTH ALLOCATION FUND (A) | Emerging Markets Fixed Income 132 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
JNL GROWTH ALLOCATION FUND (A) | Total Net Assets 133 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL Moderate Allocation Fund (A) | Domestic Fixed Income 139 [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.30%
JNL Moderate Allocation Fund (A) | Domestic Equity 140 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
JNL Moderate Allocation Fund (A) | Alternative 141 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
JNL Moderate Allocation Fund (A) | International Equity 142 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
JNL Moderate Allocation Fund (A) | Domestic Balanced 143 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
JNL Moderate Allocation Fund (A) | Emerging Markets Equity 144 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
JNL Moderate Allocation Fund (A) | Emerging Markets Fixed Income 145 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
JNL Moderate Allocation Fund (A) | Global Equity 146 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
JNL Moderate Allocation Fund (A) | Total Net Assets 147 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL MODERATE GROWTH ALLOCATION FUND (A) | Domestic Equity 153 [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.20%
JNL MODERATE GROWTH ALLOCATION FUND (A) | Domestic Fixed Income 154 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
JNL MODERATE GROWTH ALLOCATION FUND (A) | International Equity 155 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
JNL MODERATE GROWTH ALLOCATION FUND (A) | Alternative 156 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
JNL MODERATE GROWTH ALLOCATION FUND (A) | Emerging Markets Equity 157 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
JNL MODERATE GROWTH ALLOCATION FUND (A) | Global Equity 158 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
JNL MODERATE GROWTH ALLOCATION FUND (A) | Emerging Markets Fixed Income 159 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
JNL MODERATE GROWTH ALLOCATION FUND (A) | Total Net Assets 160 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL Multi-Manager Global Small Cap Fund (A) | Domestic Equity 166 [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.30%
JNL Multi-Manager Global Small Cap Fund (A) | International Equity 167 [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.70%
JNL Multi-Manager Global Small Cap Fund (A) | Total Net Assets 168 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/JPMorgan Managed Aggressive Growth Fund (A) | Domestic Equity 174 [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.70%
JNL/JPMorgan Managed Aggressive Growth Fund (A) | International Equity 175 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
JNL/JPMorgan Managed Aggressive Growth Fund (A) | Emerging Markets Equity 176 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
JNL/JPMorgan Managed Aggressive Growth Fund (A) | Alternative 177 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
JNL/JPMorgan Managed Aggressive Growth Fund (A) | Domestic Fixed Income 178 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
JNL/JPMorgan Managed Aggressive Growth Fund (A) | Total Net Assets 179 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/JPMorgan Managed Conservative Fund (A) | Domestic Fixed Income 185 [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.70%
JNL/JPMorgan Managed Conservative Fund (A) | Domestic Equity 186 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
JNL/JPMorgan Managed Conservative Fund (A) | Alternative 187 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
JNL/JPMorgan Managed Conservative Fund (A) | International Equity 188 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
JNL/JPMorgan Managed Conservative Fund (A) | Global Fixed Income 189 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
JNL/JPMorgan Managed Conservative Fund (A) | Emerging Markets Equity 190 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
JNL/JPMorgan Managed Conservative Fund (A) | Total Net Assets 191 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/JPMorgan Managed Growth Fund (A) | Domestic Equity 197 [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.20%
JNL/JPMorgan Managed Growth Fund (A) | International Equity 198 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
JNL/JPMorgan Managed Growth Fund (A) | Domestic Fixed Income 199 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
JNL/JPMorgan Managed Growth Fund (A) | Alternative 200 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
JNL/JPMorgan Managed Growth Fund (A) | Emerging Markets Equity 201 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
JNL/JPMorgan Managed Growth Fund (A) | Total Net Assets 202 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/JPMorgan Managed Moderate Fund (A) | Domestic Fixed Income 208 [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.40%
JNL/JPMorgan Managed Moderate Fund (A) | Domestic Equity 209 [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%
JNL/JPMorgan Managed Moderate Fund (A) | International Equity 210 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
JNL/JPMorgan Managed Moderate Fund (A) | Alternative 211 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
JNL/JPMorgan Managed Moderate Fund (A) | Global Fixed Income 212 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
JNL/JPMorgan Managed Moderate Fund (A) | Emerging Markets Equity 213 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
JNL/JPMorgan Managed Moderate Fund (A) | Total Net Assets 214 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/JPMorgan Managed Moderate Growth Fund (A) | Domestic Equity 220 [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.90%
JNL/JPMorgan Managed Moderate Growth Fund (A) | Domestic Fixed Income 221 [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%
JNL/JPMorgan Managed Moderate Growth Fund (A) | International Equity 222 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
JNL/JPMorgan Managed Moderate Growth Fund (A) | Alternative 223 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
JNL/JPMorgan Managed Moderate Growth Fund (A) | Emerging Markets Equity 224 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
JNL/JPMorgan Managed Moderate Growth Fund (A) | Total Net Assets 225 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/AMERICAN FUNDS GROWTH ALLOCATION FUND (A) | Domestic Equity 231 [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.30%
JNL/AMERICAN FUNDS GROWTH ALLOCATION FUND (A) | International Equity 232 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
JNL/AMERICAN FUNDS GROWTH ALLOCATION FUND (A) | Domestic Fixed Income 233 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
JNL/AMERICAN FUNDS GROWTH ALLOCATION FUND (A) | Global Equity 234 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
JNL/AMERICAN FUNDS GROWTH ALLOCATION FUND (A) | Emerging Markets Equity 235 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
JNL/AMERICAN FUNDS GROWTH ALLOCATION FUND (A) | Emerging Markets Fixed Income 236 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
JNL/AMERICAN FUNDS GROWTH ALLOCATION FUND (A) | Total Net Assets 237 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/American Funds Moderate Allocation Fund (A) | Domestic Fixed Income 243 [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.70%
JNL/American Funds Moderate Allocation Fund (A) | Domestic Equity 244 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
JNL/American Funds Moderate Allocation Fund (A) | International Equity 245 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
JNL/American Funds Moderate Allocation Fund (A) | Global Equity 246 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
JNL/American Funds Moderate Allocation Fund (A) | Emerging Markets Equity 247 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
JNL/American Funds Moderate Allocation Fund (A) | Emerging Markets Fixed Income 248 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
JNL/American Funds Moderate Allocation Fund (A) | Total Net Assets 249 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/AMERICAN FUNDS MODERATE GROWTH ALLOCATION FUND (A) | Domestic Equity 255 [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.20%
JNL/AMERICAN FUNDS MODERATE GROWTH ALLOCATION FUND (A) | Domestic Fixed Income 256 [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.30%
JNL/AMERICAN FUNDS MODERATE GROWTH ALLOCATION FUND (A) | International Equity 257 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
JNL/AMERICAN FUNDS MODERATE GROWTH ALLOCATION FUND (A) | Global Equity 258 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
JNL/AMERICAN FUNDS MODERATE GROWTH ALLOCATION FUND (A) | Emerging Markets Equity 259 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
JNL/AMERICAN FUNDS MODERATE GROWTH ALLOCATION FUND (A) | Emerging Markets Fixed Income 260 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
JNL/AMERICAN FUNDS MODERATE GROWTH ALLOCATION FUND (A) | Total Net Assets 261 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL Growth ETF Allocation Fund (A) | Domestic Equity 267 [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.30%
JNL Growth ETF Allocation Fund (A) | International Equity 268 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
JNL Growth ETF Allocation Fund (A) | Domestic Fixed Income 269 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
JNL Growth ETF Allocation Fund (A) | Emerging Markets Equity 270 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
JNL Growth ETF Allocation Fund (A) | Securities Lending Collateral 271 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
JNL Growth ETF Allocation Fund (A) | Global Equity 272 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
JNL Growth ETF Allocation Fund (A) | Alternative 273 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
JNL Growth ETF Allocation Fund (A) | Emerging Markets Fixed Income 274 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
JNL Growth ETF Allocation Fund (A) | Short Term Investments 275 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
JNL Growth ETF Allocation Fund (A) | Total Net Assets 276 [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.50%
JNL Moderate ETF Allocation Fund (A) | Domestic Fixed Income 282 [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.70%
JNL Moderate ETF Allocation Fund (A) | Domestic Equity 283 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
JNL Moderate ETF Allocation Fund (A) | International Equity 284 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
JNL Moderate ETF Allocation Fund (A) | Emerging Markets Equity 285 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
JNL Moderate ETF Allocation Fund (A) | Securities Lending Collateral 286 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
JNL Moderate ETF Allocation Fund (A) | Emerging Markets Fixed Income 287 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
JNL Moderate ETF Allocation Fund (A) | Alternative 288 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
JNL Moderate ETF Allocation Fund (A) | Total Net Assets 289 [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.50%
JNL Moderate Growth ETF Allocation Fund (A) | Domestic Equity 295 [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.80%
JNL Moderate Growth ETF Allocation Fund (A) | Domestic Fixed Income 296 [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
JNL Moderate Growth ETF Allocation Fund (A) | International Equity 297 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
JNL Moderate Growth ETF Allocation Fund (A) | Emerging Markets Equity 298 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
JNL Moderate Growth ETF Allocation Fund (A) | Securities Lending Collateral 299 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
JNL Moderate Growth ETF Allocation Fund (A) | Emerging Markets Fixed Income 300 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
JNL Moderate Growth ETF Allocation Fund (A) | Global Equity 301 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
JNL Moderate Growth ETF Allocation Fund (A) | Alternative 302 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
JNL Moderate Growth ETF Allocation Fund (A) | Total Net Assets 303 [Member]
Holdings [Line Items]
Percent of Net Asset Value	105.20%
JNL/Vanguard Growth ETF Allocation Fund (A) | Domestic Equity 309 [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.40%
JNL/Vanguard Growth ETF Allocation Fund (A) | International Equity 310 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
JNL/Vanguard Growth ETF Allocation Fund (A) | Domestic Fixed Income 311 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
JNL/Vanguard Growth ETF Allocation Fund (A) | Emerging Markets Equity 312 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
JNL/Vanguard Growth ETF Allocation Fund (A) | Securities Lending Collateral 313 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
JNL/Vanguard Growth ETF Allocation Fund (A) | Emerging Markets Fixed Income 314 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
JNL/Vanguard Growth ETF Allocation Fund (A) | Global Fixed Income 315 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
JNL/Vanguard Growth ETF Allocation Fund (A) | Total Net Assets 316 [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.60%
JNL/Vanguard Moderate ETF Allocation Fund (A) | Domestic Fixed Income 322 [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.40%
JNL/Vanguard Moderate ETF Allocation Fund (A) | Domestic Equity 323 [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%
JNL/Vanguard Moderate ETF Allocation Fund (A) | International Equity 324 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
JNL/Vanguard Moderate ETF Allocation Fund (A) | Global Fixed Income 325 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
JNL/Vanguard Moderate ETF Allocation Fund (A) | Emerging Markets Fixed Income 326 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
JNL/Vanguard Moderate ETF Allocation Fund (A) | Emerging Markets Equity 327 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
JNL/Vanguard Moderate ETF Allocation Fund (A) | Securities Lending Collateral 328 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
JNL/Vanguard Moderate ETF Allocation Fund (A) | Short Term Investments 329 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
JNL/Vanguard Moderate ETF Allocation Fund (A) | Total Net Assets 330 [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.40%
JNL/Vanguard Moderate Growth ETF Allocation Fund (A) | Domestic Equity 336 [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.20%
JNL/Vanguard Moderate Growth ETF Allocation Fund (A) | Domestic Fixed Income 337 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
JNL/Vanguard Moderate Growth ETF Allocation Fund (A) | International Equity 338 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
JNL/Vanguard Moderate Growth ETF Allocation Fund (A) | Emerging Markets Equity 339 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
JNL/Vanguard Moderate Growth ETF Allocation Fund (A) | Securities Lending Collateral 340 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
JNL/Vanguard Moderate Growth ETF Allocation Fund (A) | Emerging Markets Fixed Income 341 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
JNL/Vanguard Moderate Growth ETF Allocation Fund (A) | Global Fixed Income 342 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
JNL/Vanguard Moderate Growth ETF Allocation Fund (A) | Total Net Assets 343 [Member]
Holdings [Line Items]
Percent of Net Asset Value	105.30%
JNL Multi-Manager Alternative Fund (A) | Other Short Term Investments 349 [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.40%
JNL Multi-Manager Alternative Fund (A) | Information Technology 350 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
JNL Multi-Manager Alternative Fund (A) | Private Investment Funds 351 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
JNL Multi-Manager Alternative Fund (A) | Financials 352 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
JNL Multi-Manager Alternative Fund (A) | Communication Services 353 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
JNL Multi-Manager Alternative Fund (A) | Non U S Government Agency A B S 354 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
JNL Multi-Manager Alternative Fund (A) | Industrials 355 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
JNL Multi-Manager Alternative Fund (A) | Health Care 356 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
JNL Multi-Manager Alternative Fund (A) | Consumer Discretionary 357 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
JNL Multi-Manager Alternative Fund (A) | Derivative Instruments 358 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
JNL Multi-Manager Alternative Fund (A) | Other Sectors 359 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
JNL Multi-Manager Alternative Fund (A) | Total Net Assets 360 [Member]
Holdings [Line Items]
Percent of Net Asset Value	135.20%
JNL Multi-Manager Alternative Fund (A) | Information Technology 362 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(16.20%)
JNL Multi-Manager Alternative Fund (A) | Investment Companies 363 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.60%)
JNL Multi-Manager Alternative Fund (A) | Derivative Instruments 364 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
JNL Multi-Manager Alternative Fund (A) | Industrials 365 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
JNL Multi-Manager Alternative Fund (A) | Consumer Discretionary 366 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
JNL Multi-Manager Alternative Fund (A) | Health Care 367 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
JNL Multi-Manager Alternative Fund (A) | Financials 368 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
JNL Multi-Manager Alternative Fund (A) | Government Securities 369 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
JNL Multi-Manager Alternative Fund (A) | Energy 370 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
JNL Multi-Manager Alternative Fund (A) | Communication Services 371 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
JNL Multi-Manager Alternative Fund (A) | Other Sectors 372 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
JNL Multi-Manager Alternative Fund (A) | Total Net Assets 373 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(33.40%)
JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND (A) | Information Technology 379 [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.40%
JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND (A) | Financials 380 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND (A) | Industrials 381 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND (A) | Energy 382 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND (A) | Communication Services 383 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND (A) | Utilities 384 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND (A) | Consumer Discretionary 385 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND (A) | Materials 386 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND (A) | Consumer Staples 387 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND (A) | Other Short Term Investments 388 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND (A) | Other Sectors 389 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND (A) | Total Net Assets 390 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.50%
JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND (A) | Derivative Instruments 392 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND (A) | Total Net Assets 393 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
JNL Multi-Manager Floating Rate Income Fund (A) | Industrials 399 [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%
JNL Multi-Manager Floating Rate Income Fund (A) | Other Short Term Investments 400 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
JNL Multi-Manager Floating Rate Income Fund (A) | Information Technology 401 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
JNL Multi-Manager Floating Rate Income Fund (A) | Financials 402 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
JNL Multi-Manager Floating Rate Income Fund (A) | Consumer Discretionary 403 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
JNL Multi-Manager Floating Rate Income Fund (A) | Communication Services 404 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
JNL Multi-Manager Floating Rate Income Fund (A) | Health Care 405 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
JNL Multi-Manager Floating Rate Income Fund (A) | Materials 406 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
JNL Multi-Manager Floating Rate Income Fund (A) | Consumer Staples 407 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
JNL Multi-Manager Floating Rate Income Fund (A) | Energy 408 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
JNL Multi-Manager Floating Rate Income Fund (A) | Other Sectors 409 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
JNL Multi-Manager Floating Rate Income Fund (A) | Total Net Assets 410 [Member]
Holdings [Line Items]
Percent of Net Asset Value	111.50%
JNL Multi-Manager International Equity Fund (A) | Information Technology 416 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
JNL Multi-Manager International Equity Fund (A) | Financials 417 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
JNL Multi-Manager International Equity Fund (A) | Industrials 418 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
JNL Multi-Manager International Equity Fund (A) | Health Care 419 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
JNL Multi-Manager International Equity Fund (A) | Consumer Discretionary 420 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
JNL Multi-Manager International Equity Fund (A) | Materials 421 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
JNL Multi-Manager International Equity Fund (A) | Energy 422 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
JNL Multi-Manager International Equity Fund (A) | Communication Services 423 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
JNL Multi-Manager International Equity Fund (A) | Consumer Staples 424 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
JNL Multi-Manager International Equity Fund (A) | Utilities 425 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
JNL Multi-Manager International Equity Fund (A) | Other Sectors 426 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
JNL Multi-Manager International Equity Fund (A) | Total Net Assets 427 [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.10%
JNL Multi-Manager International Small Cap Fund (A) | Industrials 433 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
JNL Multi-Manager International Small Cap Fund (A) | Information Technology 434 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
JNL Multi-Manager International Small Cap Fund (A) | Financials 435 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
JNL Multi-Manager International Small Cap Fund (A) | Materials 436 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
JNL Multi-Manager International Small Cap Fund (A) | Consumer Discretionary 437 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
JNL Multi-Manager International Small Cap Fund (A) | Energy 438 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
JNL Multi-Manager International Small Cap Fund (A) | Health Care 439 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
JNL Multi-Manager International Small Cap Fund (A) | Communication Services 440 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
JNL Multi-Manager International Small Cap Fund (A) | Real Estate 441 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
JNL Multi-Manager International Small Cap Fund (A) | Utilities 442 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
JNL Multi-Manager International Small Cap Fund (A) | Other Sectors 443 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
JNL Multi-Manager International Small Cap Fund (A) | Total Net Assets 444 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%
JNL Multi-Manager International Small Cap Fund (A) | Derivative Instruments 446 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
JNL Multi-Manager International Small Cap Fund (A) | Total Net Assets 447 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
JNL MULTI-MANAGER MID CAP FUND (A) | Industrials 453 [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.70%
JNL MULTI-MANAGER MID CAP FUND (A) | Information Technology 454 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
JNL MULTI-MANAGER MID CAP FUND (A) | Consumer Discretionary 455 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
JNL MULTI-MANAGER MID CAP FUND (A) | Health Care 456 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
JNL MULTI-MANAGER MID CAP FUND (A) | Financials 457 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
JNL MULTI-MANAGER MID CAP FUND (A) | Consumer Staples 458 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
JNL MULTI-MANAGER MID CAP FUND (A) | Materials 459 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
JNL MULTI-MANAGER MID CAP FUND (A) | Investment Companies 460 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
JNL MULTI-MANAGER MID CAP FUND (A) | Energy 461 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
JNL MULTI-MANAGER MID CAP FUND (A) | Real Estate 462 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
JNL MULTI-MANAGER MID CAP FUND (A) | Other Sectors 463 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
JNL MULTI-MANAGER MID CAP FUND (A) | Total Net Assets 464 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.40%
JNL Multi-Manager Select Equity Fund (A) | Information Technology 470 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
JNL Multi-Manager Select Equity Fund (A) | Health Care 471 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
JNL Multi-Manager Select Equity Fund (A) | Industrials 472 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
JNL Multi-Manager Select Equity Fund (A) | Financials 473 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
JNL Multi-Manager Select Equity Fund (A) | Consumer Discretionary 474 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
JNL Multi-Manager Select Equity Fund (A) | Consumer Staples 475 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
JNL Multi-Manager Select Equity Fund (A) | Communication Services 476 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
JNL Multi-Manager Select Equity Fund (A) | Utilities 477 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
JNL Multi-Manager Select Equity Fund (A) | Private Investment Funds 478 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
JNL Multi-Manager Select Equity Fund (A) | Energy 479 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
JNL Multi-Manager Select Equity Fund (A) | Other Sectors 480 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
JNL Multi-Manager Select Equity Fund (A) | Total Net Assets 481 [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.50%
JNL Multi-Manager Small Cap Growth Fund (A) | Industrials 487 [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%
JNL Multi-Manager Small Cap Growth Fund (A) | Health Care 488 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
JNL Multi-Manager Small Cap Growth Fund (A) | Information Technology 489 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
JNL Multi-Manager Small Cap Growth Fund (A) | Consumer Discretionary 490 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
JNL Multi-Manager Small Cap Growth Fund (A) | Financials 491 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
JNL Multi-Manager Small Cap Growth Fund (A) | Securities Lending Collateral 492 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
JNL Multi-Manager Small Cap Growth Fund (A) | Other Short Term Investments 493 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
JNL Multi-Manager Small Cap Growth Fund (A) | Consumer Staples 494 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
JNL Multi-Manager Small Cap Growth Fund (A) | Energy 495 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
JNL Multi-Manager Small Cap Growth Fund (A) | Materials 496 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
JNL Multi-Manager Small Cap Growth Fund (A) | Other Sectors 497 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
JNL Multi-Manager Small Cap Growth Fund (A) | Total Net Assets 498 [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.60%
JNL MULTI-MANAGER SMALL CAP VALUE FUND (A) | Financials 504 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
JNL MULTI-MANAGER SMALL CAP VALUE FUND (A) | Industrials 505 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
JNL MULTI-MANAGER SMALL CAP VALUE FUND (A) | Information Technology 506 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
JNL MULTI-MANAGER SMALL CAP VALUE FUND (A) | Consumer Discretionary 507 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
JNL MULTI-MANAGER SMALL CAP VALUE FUND (A) | Health Care 508 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
JNL MULTI-MANAGER SMALL CAP VALUE FUND (A) | Real Estate 509 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
JNL MULTI-MANAGER SMALL CAP VALUE FUND (A) | Energy 510 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
JNL MULTI-MANAGER SMALL CAP VALUE FUND (A) | Investment Companies 511 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
JNL MULTI-MANAGER SMALL CAP VALUE FUND (A) | Materials 512 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
JNL MULTI-MANAGER SMALL CAP VALUE FUND (A) | Consumer Staples 513 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
JNL MULTI-MANAGER SMALL CAP VALUE FUND (A) | Other Sectors 514 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
JNL MULTI-MANAGER SMALL CAP VALUE FUND (A) | Total Net Assets 515 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.40%
JNL/BLACKROCK GLOBAL ALLOCATION FUND (A) | Derivative Instruments 521 [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.60%
JNL/BLACKROCK GLOBAL ALLOCATION FUND (A) | Information Technology 522 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
JNL/BLACKROCK GLOBAL ALLOCATION FUND (A) | Industrials 523 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
JNL/BLACKROCK GLOBAL ALLOCATION FUND (A) | Financials 524 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
JNL/BLACKROCK GLOBAL ALLOCATION FUND (A) | Communication Services 525 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
JNL/BLACKROCK GLOBAL ALLOCATION FUND (A) | Consumer Discretionary 526 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
JNL/BLACKROCK GLOBAL ALLOCATION FUND (A) | Other Short Term Investments 527 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
JNL/BLACKROCK GLOBAL ALLOCATION FUND (A) | Health Care 528 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
JNL/BLACKROCK GLOBAL ALLOCATION FUND (A) | Non U S Government Agency A B S 529 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
JNL/BLACKROCK GLOBAL ALLOCATION FUND (A) | Energy 530 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
JNL/BLACKROCK GLOBAL ALLOCATION FUND (A) | Other Sectors 531 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
JNL/BLACKROCK GLOBAL ALLOCATION FUND (A) | Total Net Assets 532 [Member]
Holdings [Line Items]
Percent of Net Asset Value	191.60%
JNL/BLACKROCK GLOBAL ALLOCATION FUND (A) | Derivative Instruments 534 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(68.00%)
JNL/BLACKROCK GLOBAL ALLOCATION FUND (A) | Total Net Assets 535 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(68.00%)
JNL/BLACKROCK GLOBAL NATURAL RESOURCES FUND (A) | Materials 541 [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.80%
JNL/BLACKROCK GLOBAL NATURAL RESOURCES FUND (A) | Energy 542 [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%
JNL/BLACKROCK GLOBAL NATURAL RESOURCES FUND (A) | Consumer Staples 543 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
JNL/BLACKROCK GLOBAL NATURAL RESOURCES FUND (A) | Industrials 544 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
JNL/BLACKROCK GLOBAL NATURAL RESOURCES FUND (A) | Securities Lending Collateral 545 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
JNL/BLACKROCK GLOBAL NATURAL RESOURCES FUND (A) | Other Short Term Investments 546 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
JNL/BLACKROCK GLOBAL NATURAL RESOURCES FUND (A) | Total Net Assets 547 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.80%
JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND (A) | Information Technology 553 [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.20%
JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND (A) | Industrials 554 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND (A) | Communication Services 555 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND (A) | Consumer Discretionary 556 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND (A) | Real Estate 557 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND (A) | Health Care 558 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND (A) | Energy 559 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND (A) | Materials 560 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND (A) | Consumer Staples 561 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND (A) | Other Short Term Investments 562 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND (A) | Total Net Assets 563 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND (A) | Financials 569 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND (A) | Industrials 570 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND (A) | Health Care 571 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND (A) | Information Technology 572 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND (A) | Consumer Discretionary 573 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND (A) | Consumer Staples 574 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND (A) | Communication Services 575 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND (A) | Utilities 576 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND (A) | Materials 577 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND (A) | Real Estate 578 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND (A) | Other Sectors 579 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND (A) | Total Net Assets 580 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND (A) | Derivative Instruments 582 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND (A) | Total Net Assets 583 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
JNL/Cohen & Steers U.S. Realty Fund (A) | Real Estate 589 [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.40%
JNL/Cohen & Steers U.S. Realty Fund (A) | Consumer Discretionary 590 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
JNL/Cohen & Steers U.S. Realty Fund (A) | Securities Lending Collateral 591 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
JNL/Cohen & Steers U.S. Realty Fund (A) | Health Care 592 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
JNL/Cohen & Steers U.S. Realty Fund (A) | Warrants 593 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
JNL/Cohen & Steers U.S. Realty Fund (A) | Total Net Assets 594 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.50%
JNL/DFA International Core Equity Fund (A) | Financials 600 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
JNL/DFA International Core Equity Fund (A) | Industrials 601 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
JNL/DFA International Core Equity Fund (A) | Materials 602 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
JNL/DFA International Core Equity Fund (A) | Consumer Discretionary 603 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
JNL/DFA International Core Equity Fund (A) | Health Care 604 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
JNL/DFA International Core Equity Fund (A) | Information Technology 605 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
JNL/DFA International Core Equity Fund (A) | Energy 606 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
JNL/DFA International Core Equity Fund (A) | Consumer Staples 607 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
JNL/DFA International Core Equity Fund (A) | Communication Services 608 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
JNL/DFA International Core Equity Fund (A) | Utilities 609 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
JNL/DFA International Core Equity Fund (A) | Other Sectors 610 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
JNL/DFA International Core Equity Fund (A) | Total Net Assets 611 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.40%
JNL/DFA U.S. CORE EQUITY FUND (A) | Information Technology 617 [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
JNL/DFA U.S. CORE EQUITY FUND (A) | Financials 618 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
JNL/DFA U.S. CORE EQUITY FUND (A) | Industrials 619 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
JNL/DFA U.S. CORE EQUITY FUND (A) | Consumer Discretionary 620 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
JNL/DFA U.S. CORE EQUITY FUND (A) | Health Care 621 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
JNL/DFA U.S. CORE EQUITY FUND (A) | Communication Services 622 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
JNL/DFA U.S. CORE EQUITY FUND (A) | Consumer Staples 623 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
JNL/DFA U.S. CORE EQUITY FUND (A) | Energy 624 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
JNL/DFA U.S. CORE EQUITY FUND (A) | Materials 625 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
JNL/DFA U.S. CORE EQUITY FUND (A) | Utilities 626 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
JNL/DFA U.S. CORE EQUITY FUND (A) | Other Sectors 627 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
JNL/DFA U.S. CORE EQUITY FUND (A) | Total Net Assets 628 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
JNL/DFA U.S. Small Cap Fund (A) | Industrials 634 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
JNL/DFA U.S. Small Cap Fund (A) | Financials 635 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
JNL/DFA U.S. Small Cap Fund (A) | Consumer Discretionary 636 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
JNL/DFA U.S. Small Cap Fund (A) | Health Care 637 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
JNL/DFA U.S. Small Cap Fund (A) | Information Technology 638 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
JNL/DFA U.S. Small Cap Fund (A) | Energy 639 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
JNL/DFA U.S. Small Cap Fund (A) | Materials 640 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
JNL/DFA U.S. Small Cap Fund (A) | Consumer Staples 641 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
JNL/DFA U.S. Small Cap Fund (A) | Communication Services 642 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
JNL/DFA U.S. Small Cap Fund (A) | Utilities 643 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
JNL/DFA U.S. Small Cap Fund (A) | Other Sectors 644 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
JNL/DFA U.S. Small Cap Fund (A) | Total Net Assets 645 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.10%
JNL/DoubleLine Core Fixed Income Fund (A) | Derivative Instruments 651 [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.40%
JNL/DoubleLine Core Fixed Income Fund (A) | Government Securities 652 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
JNL/DoubleLine Core Fixed Income Fund (A) | U S Government Agency M B S 653 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
JNL/DoubleLine Core Fixed Income Fund (A) | Non U S Government Agency A B S 654 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
JNL/DoubleLine Core Fixed Income Fund (A) | Financials 655 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
JNL/DoubleLine Core Fixed Income Fund (A) | Utilities 656 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
JNL/DoubleLine Core Fixed Income Fund (A) | Industrials 657 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
JNL/DoubleLine Core Fixed Income Fund (A) | Energy 658 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
JNL/DoubleLine Core Fixed Income Fund (A) | Communication Services 659 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
JNL/DoubleLine Core Fixed Income Fund (A) | Consumer Discretionary 660 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
JNL/DoubleLine Core Fixed Income Fund (A) | Other Sectors 661 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
JNL/DoubleLine Core Fixed Income Fund (A) | Total Net Assets 662 [Member]
Holdings [Line Items]
Percent of Net Asset Value	172.80%
JNL/DoubleLine Core Fixed Income Fund (A) | Derivative Instruments 664 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(11.30%)
JNL/DoubleLine Core Fixed Income Fund (A) | Total Net Assets 665 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(11.30%)
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND (A) | Utilities 671 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND (A) | Government Securities 672 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND (A) | Financials 673 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND (A) | Materials 674 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND (A) | Energy 675 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND (A) | Industrials 676 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND (A) | Consumer Staples 677 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND (A) | Other Short Term Investments 678 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND (A) | Consumer Discretionary 679 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND (A) | Communication Services 680 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND (A) | Other Sectors 681 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND (A) | Total Net Assets 682 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%
JNL/DoubleLine Shiller Enhanced CAPE Fund (A) | Derivative Instruments 688 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.20%
JNL/DoubleLine Shiller Enhanced CAPE Fund (A) | Non U S Government Agency A B S 689 [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
JNL/DoubleLine Shiller Enhanced CAPE Fund (A) | Government Securities 690 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
JNL/DoubleLine Shiller Enhanced CAPE Fund (A) | U S Government Agency M B S 691 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
JNL/DoubleLine Shiller Enhanced CAPE Fund (A) | Financials 692 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
JNL/DoubleLine Shiller Enhanced CAPE Fund (A) | Industrials 693 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
JNL/DoubleLine Shiller Enhanced CAPE Fund (A) | Utilities 694 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
JNL/DoubleLine Shiller Enhanced CAPE Fund (A) | Energy 695 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
JNL/DoubleLine Shiller Enhanced CAPE Fund (A) | Health Care 696 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
JNL/DoubleLine Shiller Enhanced CAPE Fund (A) | Materials 697 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
JNL/DoubleLine Shiller Enhanced CAPE Fund (A) | Other Sectors 698 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
JNL/DoubleLine Shiller Enhanced CAPE Fund (A) | Total Net Assets 699 [Member]
Holdings [Line Items]
Percent of Net Asset Value	202.30%
JNL/DoubleLine Total Return Fund (A) | Derivative Instruments 705 [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.60%
JNL/DoubleLine Total Return Fund (A) | U S Government Agency M B S 706 [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.80%
JNL/DoubleLine Total Return Fund (A) | Non U S Government Agency A B S 707 [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
JNL/DoubleLine Total Return Fund (A) | Government Securities 708 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
JNL/DoubleLine Total Return Fund (A) | Other Short Term Investments 709 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
JNL/DoubleLine Total Return Fund (A) | Total Net Assets 710 [Member]
Holdings [Line Items]
Percent of Net Asset Value	172.40%
JNL/DoubleLine Total Return Fund (A) | Derivative Instruments 712 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.20%)
JNL/DoubleLine Total Return Fund (A) | Total Net Assets 713 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.20%)
JNL/Dreyfus Government Money Market Fund (A) | Government Securities 719 [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.50%
JNL/Dreyfus Government Money Market Fund (A) | Repurchase Agreements 720 [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.30%
JNL/Dreyfus Government Money Market Fund (A) | Discount Notes 721 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
JNL/Dreyfus Government Money Market Fund (A) | Total Net Assets 722 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
JNL/Fidelity Institutional AM & JPMorgan Large Cap Growth Fund (A) | Information Technology 728 [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.40%
JNL/Fidelity Institutional AM & JPMorgan Large Cap Growth Fund (A) | Communication Services 729 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
JNL/Fidelity Institutional AM & JPMorgan Large Cap Growth Fund (A) | Consumer Discretionary 730 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
JNL/Fidelity Institutional AM & JPMorgan Large Cap Growth Fund (A) | Health Care 731 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
JNL/Fidelity Institutional AM & JPMorgan Large Cap Growth Fund (A) | Industrials 732 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
JNL/Fidelity Institutional AM & JPMorgan Large Cap Growth Fund (A) | Financials 733 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
JNL/Fidelity Institutional AM & JPMorgan Large Cap Growth Fund (A) | Consumer Staples 734 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
JNL/Fidelity Institutional AM & JPMorgan Large Cap Growth Fund (A) | Other Short Term Investments 735 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
JNL/Fidelity Institutional AM & JPMorgan Large Cap Growth Fund (A) | Energy 736 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
JNL/Fidelity Institutional AM & JPMorgan Large Cap Growth Fund (A) | Materials 737 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
JNL/Fidelity Institutional AM & JPMorgan Large Cap Growth Fund (A) | Other Sectors 738 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
JNL/Fidelity Institutional AM & JPMorgan Large Cap Growth Fund (A) | Total Net Assets 739 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.50%
JNL/FIDELITY INSTITUTIONAL AM TOTAL BOND FUND (A) | Government Securities 745 [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.30%
JNL/FIDELITY INSTITUTIONAL AM TOTAL BOND FUND (A) | U S Government Agency M B S 746 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
JNL/FIDELITY INSTITUTIONAL AM TOTAL BOND FUND (A) | Non U S Government Agency A B S 747 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
JNL/FIDELITY INSTITUTIONAL AM TOTAL BOND FUND (A) | Derivative Instruments 748 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
JNL/FIDELITY INSTITUTIONAL AM TOTAL BOND FUND (A) | Financials 749 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
JNL/FIDELITY INSTITUTIONAL AM TOTAL BOND FUND (A) | Energy 750 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
JNL/FIDELITY INSTITUTIONAL AM TOTAL BOND FUND (A) | Communication Services 751 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
JNL/FIDELITY INSTITUTIONAL AM TOTAL BOND FUND (A) | Industrials 752 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
JNL/FIDELITY INSTITUTIONAL AM TOTAL BOND FUND (A) | Other Short Term Investments 753 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
JNL/FIDELITY INSTITUTIONAL AM TOTAL BOND FUND (A) | Real Estate 754 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
JNL/FIDELITY INSTITUTIONAL AM TOTAL BOND FUND (A) | Other Sectors 755 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
JNL/FIDELITY INSTITUTIONAL AM TOTAL BOND FUND (A) | Total Net Assets 756 [Member]
Holdings [Line Items]
Percent of Net Asset Value	117.90%
JNL/FIDELITY INSTITUTIONAL AM TOTAL BOND FUND (A) | Derivative Instruments 758 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.10%)
JNL/FIDELITY INSTITUTIONAL AM TOTAL BOND FUND (A) | U S Government Agency M B S 759 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
JNL/FIDELITY INSTITUTIONAL AM TOTAL BOND FUND (A) | Total Net Assets 760 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.20%)
JNL/FIRST SENTIER GLOBAL INFRASTRUCTURE FUND (A) | Utilities 766 [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.10%
JNL/FIRST SENTIER GLOBAL INFRASTRUCTURE FUND (A) | Industrials 767 [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.80%
JNL/FIRST SENTIER GLOBAL INFRASTRUCTURE FUND (A) | Energy 768 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
JNL/FIRST SENTIER GLOBAL INFRASTRUCTURE FUND (A) | Real Estate 769 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
JNL/FIRST SENTIER GLOBAL INFRASTRUCTURE FUND (A) | Securities Lending Collateral 770 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
JNL/FIRST SENTIER GLOBAL INFRASTRUCTURE FUND (A) | Communication Services 771 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
JNL/FIRST SENTIER GLOBAL INFRASTRUCTURE FUND (A) | Total Net Assets 772 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.50%
JNL/FRANKLIN TEMPLETON INCOME FUND (A) | Equity Linked Structured Notes 778 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
JNL/FRANKLIN TEMPLETON INCOME FUND (A) | Health Care 779 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
JNL/FRANKLIN TEMPLETON INCOME FUND (A) | Financials 780 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
JNL/FRANKLIN TEMPLETON INCOME FUND (A) | Energy 781 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
JNL/FRANKLIN TEMPLETON INCOME FUND (A) | Industrials 782 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
JNL/FRANKLIN TEMPLETON INCOME FUND (A) | Consumer Staples 783 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
JNL/FRANKLIN TEMPLETON INCOME FUND (A) | Utilities 784 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
JNL/FRANKLIN TEMPLETON INCOME FUND (A) | Consumer Discretionary 785 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
JNL/FRANKLIN TEMPLETON INCOME FUND (A) | U S Government Agency M B S 786 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
JNL/FRANKLIN TEMPLETON INCOME FUND (A) | Information Technology 787 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
JNL/FRANKLIN TEMPLETON INCOME FUND (A) | Other Sectors 788 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
JNL/FRANKLIN TEMPLETON INCOME FUND (A) | Total Net Assets 789 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.90%
JNL/GOLDMAN SACHS 4 FUND (A) | Information Technology 795 [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.00%
JNL/GOLDMAN SACHS 4 FUND (A) | Financials 796 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
JNL/GOLDMAN SACHS 4 FUND (A) | Health Care 797 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
JNL/GOLDMAN SACHS 4 FUND (A) | Consumer Discretionary 798 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
JNL/GOLDMAN SACHS 4 FUND (A) | Communication Services 799 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
JNL/GOLDMAN SACHS 4 FUND (A) | Industrials 800 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
JNL/GOLDMAN SACHS 4 FUND (A) | Energy 801 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
JNL/GOLDMAN SACHS 4 FUND (A) | Utilities 802 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
JNL/GOLDMAN SACHS 4 FUND (A) | Real Estate 803 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
JNL/GOLDMAN SACHS 4 FUND (A) | Materials 804 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
JNL/GOLDMAN SACHS 4 FUND (A) | Other Sectors 805 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
JNL/GOLDMAN SACHS 4 FUND (A) | Total Net Assets 806 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.80%
JNL/GQG Emerging Markets Equity Fund (A) | Financials 812 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
JNL/GQG Emerging Markets Equity Fund (A) | Energy 813 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
JNL/GQG Emerging Markets Equity Fund (A) | Utilities 814 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
JNL/GQG Emerging Markets Equity Fund (A) | Information Technology 815 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
JNL/GQG Emerging Markets Equity Fund (A) | Industrials 816 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
JNL/GQG Emerging Markets Equity Fund (A) | Consumer Staples 817 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
JNL/GQG Emerging Markets Equity Fund (A) | Communication Services 818 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
JNL/GQG Emerging Markets Equity Fund (A) | Securities Lending Collateral 819 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
JNL/GQG Emerging Markets Equity Fund (A) | Other Short Term Investments 820 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
JNL/GQG Emerging Markets Equity Fund (A) | Materials 821 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
JNL/GQG Emerging Markets Equity Fund (A) | Other Sectors 822 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
JNL/GQG Emerging Markets Equity Fund (A) | Total Net Assets 823 [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.60%
JNL/INVESCO SMALL CAP GROWTH FUND (A) | Information Technology 829 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
JNL/INVESCO SMALL CAP GROWTH FUND (A) | Industrials 830 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
JNL/INVESCO SMALL CAP GROWTH FUND (A) | Health Care 831 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
JNL/INVESCO SMALL CAP GROWTH FUND (A) | Consumer Discretionary 832 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
JNL/INVESCO SMALL CAP GROWTH FUND (A) | Financials 833 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
JNL/INVESCO SMALL CAP GROWTH FUND (A) | Energy 834 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
JNL/INVESCO SMALL CAP GROWTH FUND (A) | Other Short Term Investments 835 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
JNL/INVESCO SMALL CAP GROWTH FUND (A) | Materials 836 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
JNL/INVESCO SMALL CAP GROWTH FUND (A) | Utilities 837 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
JNL/INVESCO SMALL CAP GROWTH FUND (A) | Consumer Staples 838 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
JNL/INVESCO SMALL CAP GROWTH FUND (A) | Other Sectors 839 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
JNL/INVESCO SMALL CAP GROWTH FUND (A) | Total Net Assets 840 [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.30%
JNL/JPMorgan Hedged Equity Fund (A) | Information Technology 846 [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.20%
JNL/JPMorgan Hedged Equity Fund (A) | Financials 847 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
JNL/JPMorgan Hedged Equity Fund (A) | Consumer Discretionary 848 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
JNL/JPMorgan Hedged Equity Fund (A) | Other Short Term Investments 849 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
JNL/JPMorgan Hedged Equity Fund (A) | Communication Services 850 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
JNL/JPMorgan Hedged Equity Fund (A) | Health Care 851 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
JNL/JPMorgan Hedged Equity Fund (A) | Industrials 852 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
JNL/JPMorgan Hedged Equity Fund (A) | Consumer Staples 853 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
JNL/JPMorgan Hedged Equity Fund (A) | Derivative Instruments 854 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
JNL/JPMorgan Hedged Equity Fund (A) | Energy 855 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
JNL/JPMorgan Hedged Equity Fund (A) | Other Sectors 856 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
JNL/JPMorgan Hedged Equity Fund (A) | Total Net Assets 857 [Member]
Holdings [Line Items]
Percent of Net Asset Value	111.60%
JNL/JPMorgan Hedged Equity Fund (A) | Derivative Instruments 859 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
JNL/JPMorgan Hedged Equity Fund (A) | Total Net Assets 860 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
JNL/JPMORGAN MIDCAP GROWTH FUND (A) | Information Technology 866 [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%
JNL/JPMORGAN MIDCAP GROWTH FUND (A) | Industrials 867 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
JNL/JPMORGAN MIDCAP GROWTH FUND (A) | Health Care 868 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
JNL/JPMORGAN MIDCAP GROWTH FUND (A) | Consumer Discretionary 869 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
JNL/JPMORGAN MIDCAP GROWTH FUND (A) | Financials 870 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
JNL/JPMORGAN MIDCAP GROWTH FUND (A) | Communication Services 871 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
JNL/JPMORGAN MIDCAP GROWTH FUND (A) | Energy 872 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
JNL/JPMORGAN MIDCAP GROWTH FUND (A) | Consumer Staples 873 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
JNL/JPMORGAN MIDCAP GROWTH FUND (A) | Real Estate 874 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
JNL/JPMORGAN MIDCAP GROWTH FUND (A) | Utilities 875 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
JNL/JPMORGAN MIDCAP GROWTH FUND (A) | Other Sectors 876 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
JNL/JPMORGAN MIDCAP GROWTH FUND (A) | Total Net Assets 877 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
JNL/JPMorgan Nasdaq Hedged Equity Fund (A) | Information Technology 883 [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.50%
JNL/JPMorgan Nasdaq Hedged Equity Fund (A) | Other Short Term Investments 884 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
JNL/JPMorgan Nasdaq Hedged Equity Fund (A) | Communication Services 885 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
JNL/JPMorgan Nasdaq Hedged Equity Fund (A) | Consumer Discretionary 886 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
JNL/JPMorgan Nasdaq Hedged Equity Fund (A) | Consumer Staples 887 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
JNL/JPMorgan Nasdaq Hedged Equity Fund (A) | Derivative Instruments 888 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
JNL/JPMorgan Nasdaq Hedged Equity Fund (A) | Health Care 889 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
JNL/JPMorgan Nasdaq Hedged Equity Fund (A) | Industrials 890 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
JNL/JPMorgan Nasdaq Hedged Equity Fund (A) | Utilities 891 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
JNL/JPMorgan Nasdaq Hedged Equity Fund (A) | Materials 892 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
JNL/JPMorgan Nasdaq Hedged Equity Fund (A) | Other Sectors 893 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
JNL/JPMorgan Nasdaq Hedged Equity Fund (A) | Total Net Assets 894 [Member]
Holdings [Line Items]
Percent of Net Asset Value	120.10%
JNL/JPMorgan Nasdaq Hedged Equity Fund (A) | Derivative Instruments 896 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
JNL/JPMorgan Nasdaq Hedged Equity Fund (A) | Total Net Assets 897 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND (A) | Government Securities 903 [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.70%
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND (A) | U S Government Agency M B S 904 [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.90%
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND (A) | Non U S Government Agency A B S 905 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND (A) | Financials 906 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND (A) | Other Short Term Investments 907 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND (A) | Derivative Instruments 908 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND (A) | Utilities 909 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND (A) | Communication Services 910 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND (A) | Energy 911 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND (A) | Total Net Assets 912 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.70%
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND (A) | Derivative Instruments 914 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND (A) | Total Net Assets 915 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
JNL/JPMORGAN U.S. VALUE FUND (A) | Financials 921 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
JNL/JPMORGAN U.S. VALUE FUND (A) | Information Technology 922 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
JNL/JPMORGAN U.S. VALUE FUND (A) | Health Care 923 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
JNL/JPMORGAN U.S. VALUE FUND (A) | Industrials 924 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
JNL/JPMORGAN U.S. VALUE FUND (A) | Consumer Discretionary 925 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
JNL/JPMORGAN U.S. VALUE FUND (A) | Consumer Staples 926 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
JNL/JPMORGAN U.S. VALUE FUND (A) | Energy 927 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
JNL/JPMORGAN U.S. VALUE FUND (A) | Utilities 928 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
JNL/JPMORGAN U.S. VALUE FUND (A) | Communication Services 929 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
JNL/JPMORGAN U.S. VALUE FUND (A) | Materials 930 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
JNL/JPMORGAN U.S. VALUE FUND (A) | Other Sectors 931 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
JNL/JPMORGAN U.S. VALUE FUND (A) | Total Net Assets 932 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
JNL/Loomis Sayles Global Growth Fund (A) | Consumer Discretionary 938 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
JNL/Loomis Sayles Global Growth Fund (A) | Communication Services 939 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
JNL/Loomis Sayles Global Growth Fund (A) | Information Technology 940 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
JNL/Loomis Sayles Global Growth Fund (A) | Health Care 941 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
JNL/Loomis Sayles Global Growth Fund (A) | Industrials 942 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
JNL/Loomis Sayles Global Growth Fund (A) | Financials 943 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
JNL/Loomis Sayles Global Growth Fund (A) | Consumer Staples 944 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
JNL/Loomis Sayles Global Growth Fund (A) | Other Short Term Investments 945 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
JNL/Loomis Sayles Global Growth Fund (A) | Derivative Instruments 946 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
JNL/Loomis Sayles Global Growth Fund (A) | Total Net Assets 947 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
JNL/Lord Abbett Short Duration Income Fund (A) | Derivative Instruments 953 [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.50%
JNL/Lord Abbett Short Duration Income Fund (A) | Non U S Government Agency A B S 954 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.30%
JNL/Lord Abbett Short Duration Income Fund (A) | Financials 955 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
JNL/Lord Abbett Short Duration Income Fund (A) | Energy 956 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
JNL/Lord Abbett Short Duration Income Fund (A) | Utilities 957 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
JNL/Lord Abbett Short Duration Income Fund (A) | Consumer Discretionary 958 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
JNL/Lord Abbett Short Duration Income Fund (A) | Industrials 959 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
JNL/Lord Abbett Short Duration Income Fund (A) | Health Care 960 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
JNL/Lord Abbett Short Duration Income Fund (A) | Government Securities 961 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
JNL/Lord Abbett Short Duration Income Fund (A) | Information Technology 962 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
JNL/Lord Abbett Short Duration Income Fund (A) | Other Sectors 963 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
JNL/Lord Abbett Short Duration Income Fund (A) | Total Net Assets 964 [Member]
Holdings [Line Items]
Percent of Net Asset Value	145.10%
JNL/Lord Abbett Short Duration Income Fund (A) | Derivative Instruments 966 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(11.60%)
JNL/Lord Abbett Short Duration Income Fund (A) | Total Net Assets 967 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(11.60%)
JNL/Mellon Communication Services Sector Fund (A) | Communication Services 973 [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.30%
JNL/Mellon Communication Services Sector Fund (A) | Information Technology 974 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
JNL/Mellon Communication Services Sector Fund (A) | Derivative Instruments 975 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
JNL/Mellon Communication Services Sector Fund (A) | Real Estate 976 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
JNL/Mellon Communication Services Sector Fund (A) | Consumer Discretionary 977 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
JNL/Mellon Communication Services Sector Fund (A) | Securities Lending Collateral 978 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
JNL/Mellon Communication Services Sector Fund (A) | Other Short Term Investments 979 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
JNL/Mellon Communication Services Sector Fund (A) | Total Net Assets 980 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
JNL/Mellon Consumer Discretionary Sector Fund (A) | Consumer Discretionary 986 [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.50%
JNL/Mellon Consumer Discretionary Sector Fund (A) | Materials 987 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
JNL/Mellon Consumer Discretionary Sector Fund (A) | Industrials 988 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
JNL/Mellon Consumer Discretionary Sector Fund (A) | Consumer Staples 989 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
JNL/Mellon Consumer Discretionary Sector Fund (A) | Derivative Instruments 990 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
JNL/Mellon Consumer Discretionary Sector Fund (A) | Securities Lending Collateral 991 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
JNL/Mellon Consumer Discretionary Sector Fund (A) | Other Short Term Investments 992 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
JNL/Mellon Consumer Discretionary Sector Fund (A) | Information Technology 993 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
JNL/Mellon Consumer Discretionary Sector Fund (A) | Total Net Assets 994 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.60%
JNL/Mellon Consumer Staples Sector Fund (A) | Consumer Staples 1000 [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
JNL/Mellon Consumer Staples Sector Fund (A) | Derivative Instruments 1001 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
JNL/Mellon Consumer Staples Sector Fund (A) | Securities Lending Collateral 1002 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
JNL/Mellon Consumer Staples Sector Fund (A) | Consumer Discretionary 1003 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
JNL/Mellon Consumer Staples Sector Fund (A) | Other Short Term Investments 1004 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
JNL/Mellon Consumer Staples Sector Fund (A) | Total Net Assets 1005 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.30%
JNL/Mellon Dow Index Fund (A) | Financials 1011 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
JNL/Mellon Dow Index Fund (A) | Industrials 1012 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
JNL/Mellon Dow Index Fund (A) | Information Technology 1013 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
JNL/Mellon Dow Index Fund (A) | Health Care 1014 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
JNL/Mellon Dow Index Fund (A) | Consumer Discretionary 1015 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
JNL/Mellon Dow Index Fund (A) | Communication Services 1016 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
JNL/Mellon Dow Index Fund (A) | Materials 1017 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
JNL/Mellon Dow Index Fund (A) | Consumer Staples 1018 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
JNL/Mellon Dow Index Fund (A) | Energy 1019 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
JNL/Mellon Dow Index Fund (A) | Derivative Instruments 1020 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
JNL/Mellon Dow Index Fund (A) | Other Sectors 1021 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
JNL/Mellon Dow Index Fund (A) | Total Net Assets 1022 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
JNL/Mellon Energy Sector Fund (A) | Energy 1028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
JNL/Mellon Energy Sector Fund (A) | Derivative Instruments 1029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
JNL/Mellon Energy Sector Fund (A) | Utilities 1030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
JNL/Mellon Energy Sector Fund (A) | Other Short Term Investments 1031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
JNL/Mellon Energy Sector Fund (A) | Securities Lending Collateral 1032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
JNL/Mellon Energy Sector Fund (A) | Total Net Assets 1033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
JNL/Mellon Financial Sector Fund (A) | Financials 1039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%
JNL/Mellon Financial Sector Fund (A) | Derivative Instruments 1040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
JNL/Mellon Financial Sector Fund (A) | Information Technology 1041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
JNL/Mellon Financial Sector Fund (A) | Other Short Term Investments 1042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
JNL/Mellon Financial Sector Fund (A) | Securities Lending Collateral 1043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
JNL/Mellon Financial Sector Fund (A) | Total Net Assets 1044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.80%
JNL/Mellon Healthcare Sector Fund (A) | Health Care 1050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
JNL/Mellon Healthcare Sector Fund (A) | Derivative Instruments 1051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
JNL/Mellon Healthcare Sector Fund (A) | Other Short Term Investments 1052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
JNL/Mellon Healthcare Sector Fund (A) | Materials 1053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
JNL/Mellon Healthcare Sector Fund (A) | Securities Lending Collateral 1054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
JNL/Mellon Healthcare Sector Fund (A) | Rights 1055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
JNL/Mellon Healthcare Sector Fund (A) | Total Net Assets 1056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.50%
JNL/Mellon Industrials Sector Fund (A) | Industrials 1062 [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.60%
JNL/Mellon Industrials Sector Fund (A) | Other Short Term Investments 1063 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
JNL/Mellon Industrials Sector Fund (A) | Consumer Discretionary 1064 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
JNL/Mellon Industrials Sector Fund (A) | Derivative Instruments 1065 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
JNL/Mellon Industrials Sector Fund (A) | Information Technology 1066 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
JNL/Mellon Industrials Sector Fund (A) | Securities Lending Collateral 1067 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
JNL/Mellon Industrials Sector Fund (A) | Financials 1068 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
JNL/Mellon Industrials Sector Fund (A) | Materials 1069 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
JNL/Mellon Industrials Sector Fund (A) | Consumer Staples 1070 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
JNL/Mellon Industrials Sector Fund (A) | Total Net Assets 1071 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.70%
JNL/Mellon Information Technology Sector Fund (A) | Information Technology 1077 [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.40%
JNL/Mellon Information Technology Sector Fund (A) | Industrials 1078 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
JNL/Mellon Information Technology Sector Fund (A) | Financials 1079 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
JNL/Mellon Information Technology Sector Fund (A) | Derivative Instruments 1080 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
JNL/Mellon Information Technology Sector Fund (A) | Other Short Term Investments 1081 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
JNL/Mellon Information Technology Sector Fund (A) | Consumer Discretionary 1082 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
JNL/Mellon Information Technology Sector Fund (A) | Securities Lending Collateral 1083 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
JNL/Mellon Information Technology Sector Fund (A) | Communication Services 1084 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
JNL/Mellon Information Technology Sector Fund (A) | Total Net Assets 1085 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.50%
JNL/Mellon Materials Sector Fund (A) | Materials 1091 [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.40%
JNL/Mellon Materials Sector Fund (A) | Industrials 1092 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
JNL/Mellon Materials Sector Fund (A) | Derivative Instruments 1093 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
JNL/Mellon Materials Sector Fund (A) | Other Short Term Investments 1094 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
JNL/Mellon Materials Sector Fund (A) | Total Net Assets 1095 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
JNL/Mellon Nasdaq 100 Index Fund (A) | Information Technology 1101 [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.00%
JNL/Mellon Nasdaq 100 Index Fund (A) | Communication Services 1102 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
JNL/Mellon Nasdaq 100 Index Fund (A) | Consumer Discretionary 1103 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
JNL/Mellon Nasdaq 100 Index Fund (A) | Consumer Staples 1104 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
JNL/Mellon Nasdaq 100 Index Fund (A) | Health Care 1105 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
JNL/Mellon Nasdaq 100 Index Fund (A) | Industrials 1106 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
JNL/Mellon Nasdaq 100 Index Fund (A) | Utilities 1107 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
JNL/Mellon Nasdaq 100 Index Fund (A) | Materials 1108 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
JNL/Mellon Nasdaq 100 Index Fund (A) | Derivative Instruments 1109 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
JNL/Mellon Nasdaq 100 Index Fund (A) | Energy 1110 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
JNL/Mellon Nasdaq 100 Index Fund (A) | Other Sectors 1111 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
JNL/Mellon Nasdaq 100 Index Fund (A) | Total Net Assets 1112 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.70%
JNL/Mellon Real Estate Sector Fund (A) | Real Estate 1118 [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.40%
JNL/Mellon Real Estate Sector Fund (A) | Financials 1119 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
JNL/Mellon Real Estate Sector Fund (A) | Securities Lending Collateral 1120 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
JNL/Mellon Real Estate Sector Fund (A) | Derivative Instruments 1121 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
JNL/Mellon Real Estate Sector Fund (A) | Other Short Term Investments 1122 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
JNL/Mellon Real Estate Sector Fund (A) | Total Net Assets 1123 [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.40%
JNL/MELLON S&P 500 INDEX FUND (A) | Information Technology 1129 [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.80%
JNL/MELLON S&P 500 INDEX FUND (A) | Financials 1130 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
JNL/MELLON S&P 500 INDEX FUND (A) | Communication Services 1131 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
JNL/MELLON S&P 500 INDEX FUND (A) | Consumer Discretionary 1132 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
JNL/MELLON S&P 500 INDEX FUND (A) | Industrials 1133 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
JNL/MELLON S&P 500 INDEX FUND (A) | Health Care 1134 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
JNL/MELLON S&P 500 INDEX FUND (A) | Consumer Staples 1135 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
JNL/MELLON S&P 500 INDEX FUND (A) | Securities Lending Collateral 1136 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
JNL/MELLON S&P 500 INDEX FUND (A) | Energy 1137 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
JNL/MELLON S&P 500 INDEX FUND (A) | Utilities 1138 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
JNL/MELLON S&P 500 INDEX FUND (A) | Other Sectors 1139 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
JNL/MELLON S&P 500 INDEX FUND (A) | Total Net Assets 1140 [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.30%
JNL/Mellon U.S. Stock Market Index Fund (A) | Information Technology 1146 [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
JNL/Mellon U.S. Stock Market Index Fund (A) | Financials 1147 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
JNL/Mellon U.S. Stock Market Index Fund (A) | Industrials 1148 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
JNL/Mellon U.S. Stock Market Index Fund (A) | Consumer Discretionary 1149 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
JNL/Mellon U.S. Stock Market Index Fund (A) | Health Care 1150 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
JNL/Mellon U.S. Stock Market Index Fund (A) | Communication Services 1151 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
JNL/Mellon U.S. Stock Market Index Fund (A) | Consumer Staples 1152 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
JNL/Mellon U.S. Stock Market Index Fund (A) | Energy 1153 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
JNL/Mellon U.S. Stock Market Index Fund (A) | Utilities 1154 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
JNL/Mellon U.S. Stock Market Index Fund (A) | Real Estate 1155 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
JNL/Mellon U.S. Stock Market Index Fund (A) | Other Sectors 1156 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
JNL/Mellon U.S. Stock Market Index Fund (A) | Total Net Assets 1157 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.40%
JNL/MELLON UTILITIES SECTOR FUND (A) | Utilities 1163 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
JNL/MELLON UTILITIES SECTOR FUND (A) | Derivative Instruments 1164 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
JNL/MELLON UTILITIES SECTOR FUND (A) | Other Short Term Investments 1165 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
JNL/MELLON UTILITIES SECTOR FUND (A) | Securities Lending Collateral 1166 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
JNL/MELLON UTILITIES SECTOR FUND (A) | Industrials 1167 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
JNL/MELLON UTILITIES SECTOR FUND (A) | Total Net Assets 1168 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.50%
JNL/Mellon World Index Fund (A) | Information Technology 1174 [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.50%
JNL/Mellon World Index Fund (A) | Financials 1175 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
JNL/Mellon World Index Fund (A) | Industrials 1176 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
JNL/Mellon World Index Fund (A) | Health Care 1177 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
JNL/Mellon World Index Fund (A) | Consumer Discretionary 1178 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
JNL/Mellon World Index Fund (A) | Communication Services 1179 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
JNL/Mellon World Index Fund (A) | Consumer Staples 1180 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
JNL/Mellon World Index Fund (A) | Energy 1181 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
JNL/Mellon World Index Fund (A) | Materials 1182 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
JNL/Mellon World Index Fund (A) | Utilities 1183 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
JNL/Mellon World Index Fund (A) | Other Sectors 1184 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
JNL/Mellon World Index Fund (A) | Total Net Assets 1185 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.40%
JNL/Mellon World Index Fund (A) | Derivative Instruments 1187 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
JNL/Mellon World Index Fund (A) | Total Net Assets 1188 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
JNL/MFS Equity Income Fund (A) | Financials 1194 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
JNL/MFS Equity Income Fund (A) | Information Technology 1195 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
JNL/MFS Equity Income Fund (A) | Health Care 1196 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
JNL/MFS Equity Income Fund (A) | Industrials 1197 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
JNL/MFS Equity Income Fund (A) | Consumer Discretionary 1198 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
JNL/MFS Equity Income Fund (A) | Consumer Staples 1199 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
JNL/MFS Equity Income Fund (A) | Energy 1200 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
JNL/MFS Equity Income Fund (A) | Utilities 1201 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
JNL/MFS Equity Income Fund (A) | Real Estate 1202 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
JNL/MFS Equity Income Fund (A) | Communication Services 1203 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
JNL/MFS Equity Income Fund (A) | Other Sectors 1204 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
JNL/MFS Equity Income Fund (A) | Total Net Assets 1205 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.40%
JNL/MFS MID CAP VALUE FUND (A) | Financials 1211 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
JNL/MFS MID CAP VALUE FUND (A) | Industrials 1212 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
JNL/MFS MID CAP VALUE FUND (A) | Consumer Discretionary 1213 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
JNL/MFS MID CAP VALUE FUND (A) | Health Care 1214 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
JNL/MFS MID CAP VALUE FUND (A) | Information Technology 1215 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
JNL/MFS MID CAP VALUE FUND (A) | Utilities 1216 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
JNL/MFS MID CAP VALUE FUND (A) | Real Estate 1217 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
JNL/MFS MID CAP VALUE FUND (A) | Energy 1218 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
JNL/MFS MID CAP VALUE FUND (A) | Consumer Staples 1219 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
JNL/MFS MID CAP VALUE FUND (A) | Materials 1220 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
JNL/MFS MID CAP VALUE FUND (A) | Other Sectors 1221 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
JNL/MFS MID CAP VALUE FUND (A) | Total Net Assets 1222 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.20%
JNL/Morningstar SMID Moat Focus Index Fund (A) | Health Care 1228 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
JNL/Morningstar SMID Moat Focus Index Fund (A) | Industrials 1229 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
JNL/Morningstar SMID Moat Focus Index Fund (A) | Materials 1230 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
JNL/Morningstar SMID Moat Focus Index Fund (A) | Financials 1231 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
JNL/Morningstar SMID Moat Focus Index Fund (A) | Consumer Staples 1232 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
JNL/Morningstar SMID Moat Focus Index Fund (A) | Consumer Discretionary 1233 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
JNL/Morningstar SMID Moat Focus Index Fund (A) | Information Technology 1234 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
JNL/Morningstar SMID Moat Focus Index Fund (A) | Communication Services 1235 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
JNL/Morningstar SMID Moat Focus Index Fund (A) | Real Estate 1236 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
JNL/Morningstar SMID Moat Focus Index Fund (A) | Energy 1237 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
JNL/Morningstar SMID Moat Focus Index Fund (A) | Other Sectors 1238 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
JNL/Morningstar SMID Moat Focus Index Fund (A) | Total Net Assets 1239 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
JNL/Morningstar U.S. Sustainability Index Fund (A) | Information Technology 1245 [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.20%
JNL/Morningstar U.S. Sustainability Index Fund (A) | Financials 1246 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
JNL/Morningstar U.S. Sustainability Index Fund (A) | Consumer Discretionary 1247 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
JNL/Morningstar U.S. Sustainability Index Fund (A) | Health Care 1248 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
JNL/Morningstar U.S. Sustainability Index Fund (A) | Industrials 1249 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
JNL/Morningstar U.S. Sustainability Index Fund (A) | Communication Services 1250 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
JNL/Morningstar U.S. Sustainability Index Fund (A) | Consumer Staples 1251 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
JNL/Morningstar U.S. Sustainability Index Fund (A) | Real Estate 1252 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
JNL/Morningstar U.S. Sustainability Index Fund (A) | Energy 1253 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
JNL/Morningstar U.S. Sustainability Index Fund (A) | Materials 1254 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
JNL/Morningstar U.S. Sustainability Index Fund (A) | Other Sectors 1255 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
JNL/Morningstar U.S. Sustainability Index Fund (A) | Total Net Assets 1256 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
JNL/Morningstar Wide Moat Index Fund (A) | Information Technology 1262 [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
JNL/Morningstar Wide Moat Index Fund (A) | Health Care 1263 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
JNL/Morningstar Wide Moat Index Fund (A) | Consumer Staples 1264 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
JNL/Morningstar Wide Moat Index Fund (A) | Industrials 1265 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
JNL/Morningstar Wide Moat Index Fund (A) | Consumer Discretionary 1266 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
JNL/Morningstar Wide Moat Index Fund (A) | Financials 1267 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
JNL/Morningstar Wide Moat Index Fund (A) | Communication Services 1268 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
JNL/Morningstar Wide Moat Index Fund (A) | Real Estate 1269 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
JNL/Morningstar Wide Moat Index Fund (A) | Derivative Instruments 1270 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
JNL/Morningstar Wide Moat Index Fund (A) | Other Short Term Investments 1271 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
JNL/Morningstar Wide Moat Index Fund (A) | Total Net Assets 1272 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
JNL/Neuberger Berman Commodity Strategy Fund (A) | Derivative Instruments 1278 [Member]
Holdings [Line Items]
Percent of Net Asset Value	106.80%
JNL/Neuberger Berman Commodity Strategy Fund (A) | Financials 1279 [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%
JNL/Neuberger Berman Commodity Strategy Fund (A) | Non U S Government Agency A B S 1280 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
JNL/Neuberger Berman Commodity Strategy Fund (A) | Other Short Term Investments 1281 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
JNL/Neuberger Berman Commodity Strategy Fund (A) | Health Care 1282 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
JNL/Neuberger Berman Commodity Strategy Fund (A) | Communication Services 1283 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
JNL/Neuberger Berman Commodity Strategy Fund (A) | Utilities 1284 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
JNL/Neuberger Berman Commodity Strategy Fund (A) | Energy 1285 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
JNL/Neuberger Berman Commodity Strategy Fund (A) | Consumer Discretionary 1286 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
JNL/Neuberger Berman Commodity Strategy Fund (A) | Consumer Staples 1287 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
JNL/Neuberger Berman Commodity Strategy Fund (A) | Other Sectors 1288 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
JNL/Neuberger Berman Commodity Strategy Fund (A) | Total Net Assets 1289 [Member]
Holdings [Line Items]
Percent of Net Asset Value	197.70%
JNL/Neuberger Berman Commodity Strategy Fund (A) | Derivative Instruments 1291 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
JNL/Neuberger Berman Commodity Strategy Fund (A) | Total Net Assets 1292 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
JNL/Neuberger Berman Gold Plus Strategy Fund (A) | Derivative Instruments 1298 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
JNL/Neuberger Berman Gold Plus Strategy Fund (A) | Financials 1299 [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.80%
JNL/Neuberger Berman Gold Plus Strategy Fund (A) | Health Care 1300 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
JNL/Neuberger Berman Gold Plus Strategy Fund (A) | Utilities 1301 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
JNL/Neuberger Berman Gold Plus Strategy Fund (A) | Other Short Term Investments 1302 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
JNL/Neuberger Berman Gold Plus Strategy Fund (A) | Communication Services 1303 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
JNL/Neuberger Berman Gold Plus Strategy Fund (A) | Energy 1304 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
JNL/Neuberger Berman Gold Plus Strategy Fund (A) | Investment Companies 1305 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
JNL/Neuberger Berman Gold Plus Strategy Fund (A) | Consumer Staples 1306 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
JNL/Neuberger Berman Gold Plus Strategy Fund (A) | Consumer Discretionary 1307 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
JNL/Neuberger Berman Gold Plus Strategy Fund (A) | Other Sectors 1308 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
JNL/Neuberger Berman Gold Plus Strategy Fund (A) | Total Net Assets 1309 [Member]
Holdings [Line Items]
Percent of Net Asset Value	193.00%
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND (A) | Derivative Instruments 1315 [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.40%
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND (A) | U S Government Agency M B S 1316 [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.30%
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND (A) | Non U S Government Agency A B S 1317 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND (A) | Financials 1318 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND (A) | Government Securities 1319 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND (A) | Communication Services 1320 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND (A) | Consumer Discretionary 1321 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND (A) | Utilities 1322 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND (A) | Industrials 1323 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND (A) | Energy 1324 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND (A) | Other Sectors 1325 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND (A) | Total Net Assets 1326 [Member]
Holdings [Line Items]
Percent of Net Asset Value	176.00%
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND (A) | Derivative Instruments 1328 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.20%)
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND (A) | Total Net Assets 1329 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.20%)
JNL/Newton Equity Income Fund (A) | Financials 1335 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
JNL/Newton Equity Income Fund (A) | Health Care 1336 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
JNL/Newton Equity Income Fund (A) | Information Technology 1337 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
JNL/Newton Equity Income Fund (A) | Industrials 1338 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
JNL/Newton Equity Income Fund (A) | Energy 1339 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
JNL/Newton Equity Income Fund (A) | Consumer Discretionary 1340 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
JNL/Newton Equity Income Fund (A) | Consumer Staples 1341 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
JNL/Newton Equity Income Fund (A) | Materials 1342 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
JNL/Newton Equity Income Fund (A) | Communication Services 1343 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
JNL/Newton Equity Income Fund (A) | Utilities 1344 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
JNL/Newton Equity Income Fund (A) | Other Sectors 1345 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
JNL/Newton Equity Income Fund (A) | Total Net Assets 1346 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
JNL/PIMCO Income Fund (A) | Derivative Instruments 1352 [Member]
Holdings [Line Items]
Percent of Net Asset Value	154.30%
JNL/PIMCO Income Fund (A) | U S Government Agency M B S 1353 [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.80%
JNL/PIMCO Income Fund (A) | Non U S Government Agency A B S 1354 [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.90%
JNL/PIMCO Income Fund (A) | Government Securities 1355 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
JNL/PIMCO Income Fund (A) | Other Short Term Investments 1356 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
JNL/PIMCO Income Fund (A) | Financials 1357 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
JNL/PIMCO Income Fund (A) | Communication Services 1358 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
JNL/PIMCO Income Fund (A) | Information Technology 1359 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
JNL/PIMCO Income Fund (A) | Energy 1360 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
JNL/PIMCO Income Fund (A) | Consumer Discretionary 1361 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
JNL/PIMCO Income Fund (A) | Other Sectors 1362 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
JNL/PIMCO Income Fund (A) | Total Net Assets 1363 [Member]
Holdings [Line Items]
Percent of Net Asset Value	302.70%
JNL/PIMCO Income Fund (A) | Derivative Instruments 1365 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(99.50%)
JNL/PIMCO Income Fund (A) | U S Government Agency M B S 1366 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
JNL/PIMCO Income Fund (A) | Total Net Assets 1367 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(100.00%)
JNL/PIMCO Investment Grade Credit Bond Fund (A) | Derivative Instruments 1373 [Member]
Holdings [Line Items]
Percent of Net Asset Value	130.20%
JNL/PIMCO Investment Grade Credit Bond Fund (A) | Financials 1374 [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.90%
JNL/PIMCO Investment Grade Credit Bond Fund (A) | Government Securities 1375 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
JNL/PIMCO Investment Grade Credit Bond Fund (A) | U S Government Agency M B S 1376 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
JNL/PIMCO Investment Grade Credit Bond Fund (A) | Utilities 1377 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
JNL/PIMCO Investment Grade Credit Bond Fund (A) | Energy 1378 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
JNL/PIMCO Investment Grade Credit Bond Fund (A) | Real Estate 1379 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
JNL/PIMCO Investment Grade Credit Bond Fund (A) | Health Care 1380 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
JNL/PIMCO Investment Grade Credit Bond Fund (A) | Communication Services 1381 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
JNL/PIMCO Investment Grade Credit Bond Fund (A) | Non U S Government Agency A B S 1382 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
JNL/PIMCO Investment Grade Credit Bond Fund (A) | Other Sectors 1383 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
JNL/PIMCO Investment Grade Credit Bond Fund (A) | Total Net Assets 1384 [Member]
Holdings [Line Items]
Percent of Net Asset Value	240.30%
JNL/PIMCO Investment Grade Credit Bond Fund (A) | Derivative Instruments 1386 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(42.00%)
JNL/PIMCO Investment Grade Credit Bond Fund (A) | Total Net Assets 1387 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(42.00%)
JNL/PIMCO REAL RETURN FUND (A) | Government Securities 1393 [Member]
Holdings [Line Items]
Percent of Net Asset Value	123.00%
JNL/PIMCO REAL RETURN FUND (A) | Derivative Instruments 1394 [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.20%
JNL/PIMCO REAL RETURN FUND (A) | U S Government Agency M B S 1395 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
JNL/PIMCO REAL RETURN FUND (A) | Non U S Government Agency A B S 1396 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
JNL/PIMCO REAL RETURN FUND (A) | Financials 1397 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
JNL/PIMCO REAL RETURN FUND (A) | Communication Services 1398 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
JNL/PIMCO REAL RETURN FUND (A) | Information Technology 1399 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
JNL/PIMCO REAL RETURN FUND (A) | Consumer Discretionary 1400 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
JNL/PIMCO REAL RETURN FUND (A) | Total Net Assets 1401 [Member]
Holdings [Line Items]
Percent of Net Asset Value	241.90%
JNL/PIMCO REAL RETURN FUND (A) | Derivative Instruments 1403 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(86.60%)
JNL/PIMCO REAL RETURN FUND (A) | Government Securities 1404 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.30%)
JNL/PIMCO REAL RETURN FUND (A) | Total Net Assets 1405 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(91.90%)
JNL/PPM America Emerging Markets Debt Fund (A) | Government Securities 1411 [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.20%
JNL/PPM America Emerging Markets Debt Fund (A) | Derivative Instruments 1412 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
JNL/PPM America Emerging Markets Debt Fund (A) | Energy 1413 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
JNL/PPM America Emerging Markets Debt Fund (A) | Materials 1414 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
JNL/PPM America Emerging Markets Debt Fund (A) | Utilities 1415 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
JNL/PPM America Emerging Markets Debt Fund (A) | Financials 1416 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
JNL/PPM America Emerging Markets Debt Fund (A) | Consumer Staples 1417 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
JNL/PPM America Emerging Markets Debt Fund (A) | Other Short Term Investments 1418 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
JNL/PPM America Emerging Markets Debt Fund (A) | Industrials 1419 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
JNL/PPM America Emerging Markets Debt Fund (A) | Real Estate 1420 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
JNL/PPM America Emerging Markets Debt Fund (A) | Other Sectors 1421 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
JNL/PPM America Emerging Markets Debt Fund (A) | Total Net Assets 1422 [Member]
Holdings [Line Items]
Percent of Net Asset Value	110.30%
JNL/PPM America Emerging Markets Debt Fund (A) | Derivative Instruments 1424 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.10%)
JNL/PPM America Emerging Markets Debt Fund (A) | Total Net Assets 1425 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.10%)
JNL/PPM AMERICA HIGH YIELD BOND FUND (A) | Financials 1431 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
JNL/PPM AMERICA HIGH YIELD BOND FUND (A) | Communication Services 1432 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
JNL/PPM AMERICA HIGH YIELD BOND FUND (A) | Consumer Discretionary 1433 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
JNL/PPM AMERICA HIGH YIELD BOND FUND (A) | Industrials 1434 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
JNL/PPM AMERICA HIGH YIELD BOND FUND (A) | Energy 1435 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
JNL/PPM AMERICA HIGH YIELD BOND FUND (A) | Information Technology 1436 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
JNL/PPM AMERICA HIGH YIELD BOND FUND (A) | Other Short Term Investments 1437 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
JNL/PPM AMERICA HIGH YIELD BOND FUND (A) | Health Care 1438 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
JNL/PPM AMERICA HIGH YIELD BOND FUND (A) | Materials 1439 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
JNL/PPM AMERICA HIGH YIELD BOND FUND (A) | Securities Lending Collateral 1440 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
JNL/PPM AMERICA HIGH YIELD BOND FUND (A) | Other Sectors 1441 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
JNL/PPM AMERICA HIGH YIELD BOND FUND (A) | Total Net Assets 1442 [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.20%
JNL/PPM AMERICA HIGH YIELD BOND FUND (A) | Derivative Instruments 1444 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
JNL/PPM AMERICA HIGH YIELD BOND FUND (A) | Total Net Assets 1445 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
JNL/PPM America Investment Grade Credit Fund (A) | Financials 1451 [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.50%
JNL/PPM America Investment Grade Credit Fund (A) | Health Care 1452 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
JNL/PPM America Investment Grade Credit Fund (A) | Utilities 1453 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
JNL/PPM America Investment Grade Credit Fund (A) | Communication Services 1454 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
JNL/PPM America Investment Grade Credit Fund (A) | Information Technology 1455 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
JNL/PPM America Investment Grade Credit Fund (A) | Derivative Instruments 1456 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
JNL/PPM America Investment Grade Credit Fund (A) | Industrials 1457 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
JNL/PPM America Investment Grade Credit Fund (A) | Consumer Staples 1458 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
JNL/PPM America Investment Grade Credit Fund (A) | Energy 1459 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
JNL/PPM America Investment Grade Credit Fund (A) | Government Securities 1460 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
JNL/PPM America Investment Grade Credit Fund (A) | Other Sectors 1461 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
JNL/PPM America Investment Grade Credit Fund (A) | Total Net Assets 1462 [Member]
Holdings [Line Items]
Percent of Net Asset Value	107.90%
JNL/PPM America Investment Grade Credit Fund (A) | Derivative Instruments 1464 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
JNL/PPM America Investment Grade Credit Fund (A) | Total Net Assets 1465 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
JNL/PPM AMERICA TOTAL RETURN FUND (A) | Government Securities 1471 [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.90%
JNL/PPM AMERICA TOTAL RETURN FUND (A) | U S Government Agency M B S 1472 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
JNL/PPM AMERICA TOTAL RETURN FUND (A) | Non U S Government Agency A B S 1473 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
JNL/PPM AMERICA TOTAL RETURN FUND (A) | Financials 1474 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
JNL/PPM AMERICA TOTAL RETURN FUND (A) | Derivative Instruments 1475 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
JNL/PPM AMERICA TOTAL RETURN FUND (A) | Other Short Term Investments 1476 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
JNL/PPM AMERICA TOTAL RETURN FUND (A) | Utilities 1477 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
JNL/PPM AMERICA TOTAL RETURN FUND (A) | Communication Services 1478 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
JNL/PPM AMERICA TOTAL RETURN FUND (A) | Materials 1479 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
JNL/PPM AMERICA TOTAL RETURN FUND (A) | Consumer Discretionary 1480 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
JNL/PPM AMERICA TOTAL RETURN FUND (A) | Other Sectors 1481 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
JNL/PPM AMERICA TOTAL RETURN FUND (A) | Total Net Assets 1482 [Member]
Holdings [Line Items]
Percent of Net Asset Value	113.90%
JNL/PPM AMERICA TOTAL RETURN FUND (A) | Derivative Instruments 1484 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.30%)
JNL/PPM AMERICA TOTAL RETURN FUND (A) | Total Net Assets 1485 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.30%)
JNL/RAFI Fundamental U.S. Small Cap Fund (A) | Industrials 1491 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
JNL/RAFI Fundamental U.S. Small Cap Fund (A) | Financials 1492 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
JNL/RAFI Fundamental U.S. Small Cap Fund (A) | Consumer Discretionary 1493 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
JNL/RAFI Fundamental U.S. Small Cap Fund (A) | Information Technology 1494 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
JNL/RAFI Fundamental U.S. Small Cap Fund (A) | Health Care 1495 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
JNL/RAFI Fundamental U.S. Small Cap Fund (A) | Real Estate 1496 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
JNL/RAFI Fundamental U.S. Small Cap Fund (A) | Energy 1497 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
JNL/RAFI Fundamental U.S. Small Cap Fund (A) | Materials 1498 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
JNL/RAFI Fundamental U.S. Small Cap Fund (A) | Consumer Staples 1499 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
JNL/RAFI Fundamental U.S. Small Cap Fund (A) | Communication Services 1500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
JNL/RAFI Fundamental U.S. Small Cap Fund (A) | Other Sectors 1501 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
JNL/RAFI Fundamental U.S. Small Cap Fund (A) | Total Net Assets 1502 [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.50%
JNL/RAFI Multi-Factor U.S. Equity Fund (A) | Information Technology 1508 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
JNL/RAFI Multi-Factor U.S. Equity Fund (A) | Health Care 1509 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
JNL/RAFI Multi-Factor U.S. Equity Fund (A) | Industrials 1510 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
JNL/RAFI Multi-Factor U.S. Equity Fund (A) | Financials 1511 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
JNL/RAFI Multi-Factor U.S. Equity Fund (A) | Consumer Staples 1512 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
JNL/RAFI Multi-Factor U.S. Equity Fund (A) | Consumer Discretionary 1513 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
JNL/RAFI Multi-Factor U.S. Equity Fund (A) | Energy 1514 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
JNL/RAFI Multi-Factor U.S. Equity Fund (A) | Communication Services 1515 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
JNL/RAFI Multi-Factor U.S. Equity Fund (A) | Materials 1516 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
JNL/RAFI Multi-Factor U.S. Equity Fund (A) | Real Estate 1517 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
JNL/RAFI Multi-Factor U.S. Equity Fund (A) | Other Sectors 1518 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
JNL/RAFI Multi-Factor U.S. Equity Fund (A) | Total Net Assets 1519 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.90%
JNL/T. Rowe Price Capital Appreciation Equity Fund (A) | Information Technology 1525 [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.40%
JNL/T. Rowe Price Capital Appreciation Equity Fund (A) | Health Care 1526 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
JNL/T. Rowe Price Capital Appreciation Equity Fund (A) | Communication Services 1527 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
JNL/T. Rowe Price Capital Appreciation Equity Fund (A) | Consumer Discretionary 1528 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
JNL/T. Rowe Price Capital Appreciation Equity Fund (A) | Utilities 1529 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
JNL/T. Rowe Price Capital Appreciation Equity Fund (A) | Financials 1530 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
JNL/T. Rowe Price Capital Appreciation Equity Fund (A) | Industrials 1531 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
JNL/T. Rowe Price Capital Appreciation Equity Fund (A) | Consumer Staples 1532 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
JNL/T. Rowe Price Capital Appreciation Equity Fund (A) | Energy 1533 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
JNL/T. Rowe Price Capital Appreciation Equity Fund (A) | Securities Lending Collateral 1534 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
JNL/T. Rowe Price Capital Appreciation Equity Fund (A) | Other Sectors 1535 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
JNL/T. Rowe Price Capital Appreciation Equity Fund (A) | Total Net Assets 1536 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.10%
JNL/T. Rowe Price Capital Appreciation Fund (A) | Information Technology 1542 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
JNL/T. Rowe Price Capital Appreciation Fund (A) | Government Securities 1543 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
JNL/T. Rowe Price Capital Appreciation Fund (A) | Health Care 1544 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
JNL/T. Rowe Price Capital Appreciation Fund (A) | Financials 1545 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
JNL/T. Rowe Price Capital Appreciation Fund (A) | Consumer Discretionary 1546 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
JNL/T. Rowe Price Capital Appreciation Fund (A) | Utilities 1547 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
JNL/T. Rowe Price Capital Appreciation Fund (A) | Communication Services 1548 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
JNL/T. Rowe Price Capital Appreciation Fund (A) | Industrials 1549 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
JNL/T. Rowe Price Capital Appreciation Fund (A) | Other Short Term Investments 1550 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
JNL/T. Rowe Price Capital Appreciation Fund (A) | Consumer Staples 1551 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
JNL/T. Rowe Price Capital Appreciation Fund (A) | Other Sectors 1552 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
JNL/T. Rowe Price Capital Appreciation Fund (A) | Total Net Assets 1553 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
JNL/T. Rowe Price Capital Appreciation Fund (A) | Derivative Instruments 1555 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
JNL/T. Rowe Price Capital Appreciation Fund (A) | Total Net Assets 1556 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
JNL/T. Rowe Price Growth Stock Fund (A) | Information Technology 1562 [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.10%
JNL/T. Rowe Price Growth Stock Fund (A) | Communication Services 1563 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
JNL/T. Rowe Price Growth Stock Fund (A) | Industrials 1564 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
JNL/T. Rowe Price Growth Stock Fund (A) | Consumer Discretionary 1565 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
JNL/T. Rowe Price Growth Stock Fund (A) | Health Care 1566 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
JNL/T. Rowe Price Growth Stock Fund (A) | Financials 1567 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
JNL/T. Rowe Price Growth Stock Fund (A) | Real Estate 1568 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
JNL/T. Rowe Price Growth Stock Fund (A) | Materials 1569 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
JNL/T. Rowe Price Growth Stock Fund (A) | Utilities 1570 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
JNL/T. Rowe Price Growth Stock Fund (A) | Other Short Term Investments 1571 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
JNL/T. Rowe Price Growth Stock Fund (A) | Other Sectors 1572 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
JNL/T. Rowe Price Growth Stock Fund (A) | Total Net Assets 1573 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
JNL/T. ROWE PRICE MID-CAP GROWTH FUND (A) | Information Technology 1579 [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
JNL/T. ROWE PRICE MID-CAP GROWTH FUND (A) | Industrials 1580 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
JNL/T. ROWE PRICE MID-CAP GROWTH FUND (A) | Health Care 1581 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
JNL/T. ROWE PRICE MID-CAP GROWTH FUND (A) | Consumer Discretionary 1582 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
JNL/T. ROWE PRICE MID-CAP GROWTH FUND (A) | Financials 1583 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
JNL/T. ROWE PRICE MID-CAP GROWTH FUND (A) | Communication Services 1584 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
JNL/T. ROWE PRICE MID-CAP GROWTH FUND (A) | Energy 1585 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
JNL/T. ROWE PRICE MID-CAP GROWTH FUND (A) | Real Estate 1586 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
JNL/T. ROWE PRICE MID-CAP GROWTH FUND (A) | Materials 1587 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
JNL/T. ROWE PRICE MID-CAP GROWTH FUND (A) | Utilities 1588 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
JNL/T. ROWE PRICE MID-CAP GROWTH FUND (A) | Other Sectors 1589 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
JNL/T. ROWE PRICE MID-CAP GROWTH FUND (A) | Total Net Assets 1590 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.60%
JNL/T. ROWE PRICE SHORT-TERM BOND FUND (A) | Non U S Government Agency A B S 1596 [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.60%
JNL/T. ROWE PRICE SHORT-TERM BOND FUND (A) | Derivative Instruments 1597 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%
JNL/T. ROWE PRICE SHORT-TERM BOND FUND (A) | Government Securities 1598 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
JNL/T. ROWE PRICE SHORT-TERM BOND FUND (A) | Financials 1599 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
JNL/T. ROWE PRICE SHORT-TERM BOND FUND (A) | U S Government Agency M B S 1600 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
JNL/T. ROWE PRICE SHORT-TERM BOND FUND (A) | Health Care 1601 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
JNL/T. ROWE PRICE SHORT-TERM BOND FUND (A) | Other Short Term Investments 1602 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
JNL/T. ROWE PRICE SHORT-TERM BOND FUND (A) | Consumer Staples 1603 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
JNL/T. ROWE PRICE SHORT-TERM BOND FUND (A) | Utilities 1604 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
JNL/T. ROWE PRICE SHORT-TERM BOND FUND (A) | Information Technology 1605 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
JNL/T. ROWE PRICE SHORT-TERM BOND FUND (A) | Other Sectors 1606 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
JNL/T. ROWE PRICE SHORT-TERM BOND FUND (A) | Total Net Assets 1607 [Member]
Holdings [Line Items]
Percent of Net Asset Value	129.20%
JNL/T. ROWE PRICE SHORT-TERM BOND FUND (A) | Derivative Instruments 1609 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.20%)
JNL/T. ROWE PRICE SHORT-TERM BOND FUND (A) | Total Net Assets 1610 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.20%)
JNL/T. ROWE PRICE VALUE FUND (A) | Information Technology 1616 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
JNL/T. ROWE PRICE VALUE FUND (A) | Financials 1617 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
JNL/T. ROWE PRICE VALUE FUND (A) | Health Care 1618 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
JNL/T. ROWE PRICE VALUE FUND (A) | Industrials 1619 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
JNL/T. ROWE PRICE VALUE FUND (A) | Consumer Discretionary 1620 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
JNL/T. ROWE PRICE VALUE FUND (A) | Energy 1621 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
JNL/T. ROWE PRICE VALUE FUND (A) | Consumer Staples 1622 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
JNL/T. ROWE PRICE VALUE FUND (A) | Materials 1623 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
JNL/T. ROWE PRICE VALUE FUND (A) | Real Estate 1624 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
JNL/T. ROWE PRICE VALUE FUND (A) | Utilities 1625 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
JNL/T. ROWE PRICE VALUE FUND (A) | Other Sectors 1626 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
JNL/T. ROWE PRICE VALUE FUND (A) | Total Net Assets 1627 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
JNL/WCM Focused International Equity Fund (A) | Information Technology 1633 [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%
JNL/WCM Focused International Equity Fund (A) | Industrials 1634 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%
JNL/WCM Focused International Equity Fund (A) | Financials 1635 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
JNL/WCM Focused International Equity Fund (A) | Health Care 1636 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
JNL/WCM Focused International Equity Fund (A) | Consumer Staples 1637 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
JNL/WCM Focused International Equity Fund (A) | Consumer Discretionary 1638 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
JNL/WCM Focused International Equity Fund (A) | Energy 1639 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
JNL/WCM Focused International Equity Fund (A) | Communication Services 1640 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
JNL/WCM Focused International Equity Fund (A) | Utilities 1641 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
JNL/WCM Focused International Equity Fund (A) | Materials 1642 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
JNL/WCM Focused International Equity Fund (A) | Other Sectors 1643 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
JNL/WCM Focused International Equity Fund (A) | Total Net Assets 1644 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
JNL/Westchester Capital Event Driven Fund (A) | Derivative Instruments 1650 [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.40%
JNL/Westchester Capital Event Driven Fund (A) | Financials 1651 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
JNL/Westchester Capital Event Driven Fund (A) | Communication Services 1652 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
JNL/Westchester Capital Event Driven Fund (A) | Other Short Term Investments 1653 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
JNL/Westchester Capital Event Driven Fund (A) | Industrials 1654 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
JNL/Westchester Capital Event Driven Fund (A) | Health Care 1655 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
JNL/Westchester Capital Event Driven Fund (A) | Consumer Discretionary 1656 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
JNL/Westchester Capital Event Driven Fund (A) | Energy 1657 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
JNL/Westchester Capital Event Driven Fund (A) | Materials 1658 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
JNL/Westchester Capital Event Driven Fund (A) | Investment Companies 1659 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
JNL/Westchester Capital Event Driven Fund (A) | Other Sectors 1660 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
JNL/Westchester Capital Event Driven Fund (A) | Total Net Assets 1661 [Member]
Holdings [Line Items]
Percent of Net Asset Value	152.80%
JNL/Westchester Capital Event Driven Fund (A) | Derivative Instruments 1663 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(16.10%)
JNL/Westchester Capital Event Driven Fund (A) | Energy 1664 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
JNL/Westchester Capital Event Driven Fund (A) | Information Technology 1665 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
JNL/Westchester Capital Event Driven Fund (A) | Communication Services 1666 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
JNL/Westchester Capital Event Driven Fund (A) | Materials 1667 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
JNL/Westchester Capital Event Driven Fund (A) | Industrials 1668 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
JNL/Westchester Capital Event Driven Fund (A) | Financials 1669 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
JNL/Westchester Capital Event Driven Fund (A) | Health Care 1670 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
JNL/Westchester Capital Event Driven Fund (A) | Total Net Assets 1671 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(18.60%)
JNL/WMC BALANCED FUND (A) | Information Technology 1677 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
JNL/WMC BALANCED FUND (A) | Government Securities 1678 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
JNL/WMC BALANCED FUND (A) | Financials 1679 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
JNL/WMC BALANCED FUND (A) | U S Government Agency M B S 1680 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
JNL/WMC BALANCED FUND (A) | Communication Services 1681 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
JNL/WMC BALANCED FUND (A) | Consumer Discretionary 1682 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
JNL/WMC BALANCED FUND (A) | Health Care 1683 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
JNL/WMC BALANCED FUND (A) | Industrials 1684 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
JNL/WMC BALANCED FUND (A) | Consumer Staples 1685 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
JNL/WMC BALANCED FUND (A) | Energy 1686 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
JNL/WMC BALANCED FUND (A) | Other Sectors 1687 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
JNL/WMC BALANCED FUND (A) | Total Net Assets 1688 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.20%
JNL/WMC BALANCED FUND (A) | U S Government Agency M B S 1690 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
JNL/WMC BALANCED FUND (A) | Total Net Assets 1691 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
JNL/WMC Equity Income Fund (A) | Financials 1697 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
JNL/WMC Equity Income Fund (A) | Health Care 1698 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
JNL/WMC Equity Income Fund (A) | Information Technology 1699 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
JNL/WMC Equity Income Fund (A) | Industrials 1700 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
JNL/WMC Equity Income Fund (A) | Consumer Staples 1701 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
JNL/WMC Equity Income Fund (A) | Energy 1702 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
JNL/WMC Equity Income Fund (A) | Utilities 1703 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
JNL/WMC Equity Income Fund (A) | Materials 1704 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
JNL/WMC Equity Income Fund (A) | Real Estate 1705 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
JNL/WMC Equity Income Fund (A) | Communication Services 1706 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
JNL/WMC Equity Income Fund (A) | Other Sectors 1707 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
JNL/WMC Equity Income Fund (A) | Total Net Assets 1708 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.50%
JNL/WMC VALUE FUND (A) | Financials 1714 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
JNL/WMC VALUE FUND (A) | Information Technology 1715 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
JNL/WMC VALUE FUND (A) | Health Care 1716 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
JNL/WMC VALUE FUND (A) | Industrials 1717 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
JNL/WMC VALUE FUND (A) | Consumer Discretionary 1718 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
JNL/WMC VALUE FUND (A) | Consumer Staples 1719 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
JNL/WMC VALUE FUND (A) | Energy 1720 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
JNL/WMC VALUE FUND (A) | Real Estate 1721 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
JNL/WMC VALUE FUND (A) | Communication Services 1722 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
JNL/WMC VALUE FUND (A) | Materials 1723 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
JNL/WMC VALUE FUND (A) | Other Sectors 1724 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
JNL/WMC VALUE FUND (A) | Total Net Assets 1725 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.00%
JNL/AMERICAN FUNDS BALANCED FUND (I) | Global Balanced 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/AMERICAN FUNDS BALANCED FUND (I) | Total Net Assets 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/American Funds Bond Fund of America Fund (I) | Domestic Fixed Income 10 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/American Funds Bond Fund of America Fund (I) | Total Net Assets 11 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/American Funds Capital Income Builder Fund (I) | Global Balanced 17 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/American Funds Capital Income Builder Fund (I) | Total Net Assets 18 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/American Funds Global Growth Fund (I) | Global Equity 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/American Funds Global Growth Fund (I) | Total Net Assets 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/American Funds Growth Fund (I) | Domestic Equity 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/American Funds Growth Fund (I) | Total Net Assets 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/AMERICAN FUNDS GROWTH-INCOME FUND (I) | Domestic Equity 38 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/AMERICAN FUNDS GROWTH-INCOME FUND (I) | Total Net Assets 39 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/AMERICAN FUNDS INTERNATIONAL FUND (I) | International Equity 45 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/AMERICAN FUNDS INTERNATIONAL FUND (I) | Total Net Assets 46 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/AMERICAN FUNDS NEW WORLD FUND (I) | Emerging Markets Equity 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/AMERICAN FUNDS NEW WORLD FUND (I) | Total Net Assets 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/American Funds Washington Mutual Investors Fund (I) | Domestic Equity 59 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/American Funds Washington Mutual Investors Fund (I) | Total Net Assets 60 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/MELLON BOND INDEX FUND (I) | Domestic Fixed Income 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/MELLON BOND INDEX FUND (I) | Total Net Assets 67 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/MELLON EMERGING MARKETS INDEX FUND (I) | Emerging Markets Equity 73 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/MELLON EMERGING MARKETS INDEX FUND (I) | Total Net Assets 74 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/MELLON INTERNATIONAL INDEX FUND (I) | International Equity 80 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/MELLON INTERNATIONAL INDEX FUND (I) | Total Net Assets 81 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/MELLON S&P 400 MIDCAP INDEX FUND (I) | Domestic Equity 87 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/MELLON S&P 400 MIDCAP INDEX FUND (I) | Total Net Assets 88 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/MELLON SMALL CAP INDEX FUND (I) | Domestic Equity 94 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/MELLON SMALL CAP INDEX FUND (I) | Total Net Assets 95 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL AGGRESSIVE GROWTH ALLOCATION FUND (I) | Domestic Equity 101 [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.90%
JNL AGGRESSIVE GROWTH ALLOCATION FUND (I) | International Equity 102 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
JNL AGGRESSIVE GROWTH ALLOCATION FUND (I) | Emerging Markets Equity 103 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
JNL AGGRESSIVE GROWTH ALLOCATION FUND (I) | Global Equity 104 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
JNL AGGRESSIVE GROWTH ALLOCATION FUND (I) | Alternative 105 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
JNL AGGRESSIVE GROWTH ALLOCATION FUND (I) | Domestic Fixed Income 106 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
JNL AGGRESSIVE GROWTH ALLOCATION FUND (I) | Total Net Assets 107 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL Conservative Allocation Fund (I) | Domestic Fixed Income 113 [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.80%
JNL Conservative Allocation Fund (I) | Alternative 114 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
JNL Conservative Allocation Fund (I) | Domestic Equity 115 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
JNL Conservative Allocation Fund (I) | Domestic Balanced 116 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
JNL Conservative Allocation Fund (I) | Emerging Markets Fixed Income 117 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
JNL Conservative Allocation Fund (I) | International Equity 118 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
JNL Conservative Allocation Fund (I) | Emerging Markets Equity 119 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
JNL Conservative Allocation Fund (I) | Total Net Assets 120 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL GROWTH ALLOCATION FUND (I) | Domestic Equity 126 [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.30%
JNL GROWTH ALLOCATION FUND (I) | International Equity 127 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
JNL GROWTH ALLOCATION FUND (I) | Domestic Fixed Income 128 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
JNL GROWTH ALLOCATION FUND (I) | Alternative 129 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
JNL GROWTH ALLOCATION FUND (I) | Emerging Markets Equity 130 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
JNL GROWTH ALLOCATION FUND (I) | Global Equity 131 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
JNL GROWTH ALLOCATION FUND (I) | Emerging Markets Fixed Income 132 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
JNL GROWTH ALLOCATION FUND (I) | Total Net Assets 133 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL Moderate Allocation Fund (I) | Domestic Fixed Income 139 [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.30%
JNL Moderate Allocation Fund (I) | Domestic Equity 140 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
JNL Moderate Allocation Fund (I) | Alternative 141 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
JNL Moderate Allocation Fund (I) | International Equity 142 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
JNL Moderate Allocation Fund (I) | Domestic Balanced 143 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
JNL Moderate Allocation Fund (I) | Emerging Markets Equity 144 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
JNL Moderate Allocation Fund (I) | Emerging Markets Fixed Income 145 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
JNL Moderate Allocation Fund (I) | Global Equity 146 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
JNL Moderate Allocation Fund (I) | Total Net Assets 147 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL MODERATE GROWTH ALLOCATION FUND (I) | Domestic Equity 153 [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.20%
JNL MODERATE GROWTH ALLOCATION FUND (I) | Domestic Fixed Income 154 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
JNL MODERATE GROWTH ALLOCATION FUND (I) | International Equity 155 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
JNL MODERATE GROWTH ALLOCATION FUND (I) | Alternative 156 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
JNL MODERATE GROWTH ALLOCATION FUND (I) | Emerging Markets Equity 157 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
JNL MODERATE GROWTH ALLOCATION FUND (I) | Global Equity 158 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
JNL MODERATE GROWTH ALLOCATION FUND (I) | Emerging Markets Fixed Income 159 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
JNL MODERATE GROWTH ALLOCATION FUND (I) | Total Net Assets 160 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL Multi-Manager Global Small Cap Fund (I) | Domestic Equity 166 [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.30%
JNL Multi-Manager Global Small Cap Fund (I) | International Equity 167 [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.70%
JNL Multi-Manager Global Small Cap Fund (I) | Total Net Assets 168 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/JPMorgan Managed Aggressive Growth Fund (I) | Domestic Equity 174 [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.70%
JNL/JPMorgan Managed Aggressive Growth Fund (I) | International Equity 175 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
JNL/JPMorgan Managed Aggressive Growth Fund (I) | Emerging Markets Equity 176 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
JNL/JPMorgan Managed Aggressive Growth Fund (I) | Alternative 177 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
JNL/JPMorgan Managed Aggressive Growth Fund (I) | Domestic Fixed Income 178 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
JNL/JPMorgan Managed Aggressive Growth Fund (I) | Total Net Assets 179 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/JPMorgan Managed Conservative Fund (I) | Domestic Fixed Income 185 [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.70%
JNL/JPMorgan Managed Conservative Fund (I) | Domestic Equity 186 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
JNL/JPMorgan Managed Conservative Fund (I) | Alternative 187 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
JNL/JPMorgan Managed Conservative Fund (I) | International Equity 188 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
JNL/JPMorgan Managed Conservative Fund (I) | Global Fixed Income 189 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
JNL/JPMorgan Managed Conservative Fund (I) | Emerging Markets Equity 190 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
JNL/JPMorgan Managed Conservative Fund (I) | Total Net Assets 191 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/JPMorgan Managed Growth Fund (I) | Domestic Equity 197 [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.20%
JNL/JPMorgan Managed Growth Fund (I) | International Equity 198 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
JNL/JPMorgan Managed Growth Fund (I) | Domestic Fixed Income 199 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
JNL/JPMorgan Managed Growth Fund (I) | Alternative 200 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
JNL/JPMorgan Managed Growth Fund (I) | Emerging Markets Equity 201 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
JNL/JPMorgan Managed Growth Fund (I) | Total Net Assets 202 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/JPMorgan Managed Moderate Fund (I) | Domestic Fixed Income 208 [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.40%
JNL/JPMorgan Managed Moderate Fund (I) | Domestic Equity 209 [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%
JNL/JPMorgan Managed Moderate Fund (I) | International Equity 210 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
JNL/JPMorgan Managed Moderate Fund (I) | Alternative 211 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
JNL/JPMorgan Managed Moderate Fund (I) | Global Fixed Income 212 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
JNL/JPMorgan Managed Moderate Fund (I) | Emerging Markets Equity 213 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
JNL/JPMorgan Managed Moderate Fund (I) | Total Net Assets 214 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/JPMorgan Managed Moderate Growth Fund (I) | Domestic Equity 220 [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.90%
JNL/JPMorgan Managed Moderate Growth Fund (I) | Domestic Fixed Income 221 [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%
JNL/JPMorgan Managed Moderate Growth Fund (I) | International Equity 222 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
JNL/JPMorgan Managed Moderate Growth Fund (I) | Alternative 223 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
JNL/JPMorgan Managed Moderate Growth Fund (I) | Emerging Markets Equity 224 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
JNL/JPMorgan Managed Moderate Growth Fund (I) | Total Net Assets 225 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/AMERICAN FUNDS GROWTH ALLOCATION FUND (I) | Domestic Equity 231 [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.30%
JNL/AMERICAN FUNDS GROWTH ALLOCATION FUND (I) | International Equity 232 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
JNL/AMERICAN FUNDS GROWTH ALLOCATION FUND (I) | Domestic Fixed Income 233 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
JNL/AMERICAN FUNDS GROWTH ALLOCATION FUND (I) | Global Equity 234 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
JNL/AMERICAN FUNDS GROWTH ALLOCATION FUND (I) | Emerging Markets Equity 235 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
JNL/AMERICAN FUNDS GROWTH ALLOCATION FUND (I) | Emerging Markets Fixed Income 236 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
JNL/AMERICAN FUNDS GROWTH ALLOCATION FUND (I) | Total Net Assets 237 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/American Funds Moderate Allocation Fund (I) | Domestic Fixed Income 243 [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.70%
JNL/American Funds Moderate Allocation Fund (I) | Domestic Equity 244 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
JNL/American Funds Moderate Allocation Fund (I) | International Equity 245 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
JNL/American Funds Moderate Allocation Fund (I) | Global Equity 246 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
JNL/American Funds Moderate Allocation Fund (I) | Emerging Markets Equity 247 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
JNL/American Funds Moderate Allocation Fund (I) | Emerging Markets Fixed Income 248 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
JNL/American Funds Moderate Allocation Fund (I) | Total Net Assets 249 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/AMERICAN FUNDS MODERATE GROWTH ALLOCATION FUND (I) | Domestic Equity 255 [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.20%
JNL/AMERICAN FUNDS MODERATE GROWTH ALLOCATION FUND (I) | Domestic Fixed Income 256 [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.30%
JNL/AMERICAN FUNDS MODERATE GROWTH ALLOCATION FUND (I) | International Equity 257 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
JNL/AMERICAN FUNDS MODERATE GROWTH ALLOCATION FUND (I) | Global Equity 258 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
JNL/AMERICAN FUNDS MODERATE GROWTH ALLOCATION FUND (I) | Emerging Markets Equity 259 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
JNL/AMERICAN FUNDS MODERATE GROWTH ALLOCATION FUND (I) | Emerging Markets Fixed Income 260 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
JNL/AMERICAN FUNDS MODERATE GROWTH ALLOCATION FUND (I) | Total Net Assets 261 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL Growth ETF Allocation Fund (I) | Domestic Equity 267 [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.30%
JNL Growth ETF Allocation Fund (I) | International Equity 268 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
JNL Growth ETF Allocation Fund (I) | Domestic Fixed Income 269 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
JNL Growth ETF Allocation Fund (I) | Emerging Markets Equity 270 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
JNL Growth ETF Allocation Fund (I) | Securities Lending Collateral 271 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
JNL Growth ETF Allocation Fund (I) | Global Equity 272 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
JNL Growth ETF Allocation Fund (I) | Alternative 273 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
JNL Growth ETF Allocation Fund (I) | Emerging Markets Fixed Income 274 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
JNL Growth ETF Allocation Fund (I) | Short Term Investments 275 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
JNL Growth ETF Allocation Fund (I) | Total Net Assets 276 [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.50%
JNL Moderate ETF Allocation Fund (I) | Domestic Fixed Income 282 [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.70%
JNL Moderate ETF Allocation Fund (I) | Domestic Equity 283 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
JNL Moderate ETF Allocation Fund (I) | International Equity 284 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
JNL Moderate ETF Allocation Fund (I) | Emerging Markets Equity 285 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
JNL Moderate ETF Allocation Fund (I) | Securities Lending Collateral 286 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
JNL Moderate ETF Allocation Fund (I) | Emerging Markets Fixed Income 287 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
JNL Moderate ETF Allocation Fund (I) | Alternative 288 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
JNL Moderate ETF Allocation Fund (I) | Total Net Assets 289 [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.50%
JNL Moderate Growth ETF Allocation Fund (I) | Domestic Equity 295 [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.80%
JNL Moderate Growth ETF Allocation Fund (I) | Domestic Fixed Income 296 [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
JNL Moderate Growth ETF Allocation Fund (I) | International Equity 297 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
JNL Moderate Growth ETF Allocation Fund (I) | Emerging Markets Equity 298 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
JNL Moderate Growth ETF Allocation Fund (I) | Securities Lending Collateral 299 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
JNL Moderate Growth ETF Allocation Fund (I) | Emerging Markets Fixed Income 300 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
JNL Moderate Growth ETF Allocation Fund (I) | Global Equity 301 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
JNL Moderate Growth ETF Allocation Fund (I) | Alternative 302 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
JNL Moderate Growth ETF Allocation Fund (I) | Total Net Assets 303 [Member]
Holdings [Line Items]
Percent of Net Asset Value	105.20%
JNL/Vanguard Growth ETF Allocation Fund (I) | Domestic Equity 309 [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.40%
JNL/Vanguard Growth ETF Allocation Fund (I) | International Equity 310 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
JNL/Vanguard Growth ETF Allocation Fund (I) | Domestic Fixed Income 311 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
JNL/Vanguard Growth ETF Allocation Fund (I) | Emerging Markets Equity 312 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
JNL/Vanguard Growth ETF Allocation Fund (I) | Securities Lending Collateral 313 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
JNL/Vanguard Growth ETF Allocation Fund (I) | Emerging Markets Fixed Income 314 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
JNL/Vanguard Growth ETF Allocation Fund (I) | Global Fixed Income 315 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
JNL/Vanguard Growth ETF Allocation Fund (I) | Total Net Assets 316 [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.60%
JNL/Vanguard Moderate ETF Allocation Fund (I) | Domestic Fixed Income 322 [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.40%
JNL/Vanguard Moderate ETF Allocation Fund (I) | Domestic Equity 323 [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%
JNL/Vanguard Moderate ETF Allocation Fund (I) | International Equity 324 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
JNL/Vanguard Moderate ETF Allocation Fund (I) | Global Fixed Income 325 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
JNL/Vanguard Moderate ETF Allocation Fund (I) | Emerging Markets Fixed Income 326 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
JNL/Vanguard Moderate ETF Allocation Fund (I) | Emerging Markets Equity 327 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
JNL/Vanguard Moderate ETF Allocation Fund (I) | Securities Lending Collateral 328 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
JNL/Vanguard Moderate ETF Allocation Fund (I) | Short Term Investments 329 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
JNL/Vanguard Moderate ETF Allocation Fund (I) | Total Net Assets 330 [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.40%
JNL/Vanguard Moderate Growth ETF Allocation Fund (I) | Domestic Equity 336 [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.20%
JNL/Vanguard Moderate Growth ETF Allocation Fund (I) | Domestic Fixed Income 337 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
JNL/Vanguard Moderate Growth ETF Allocation Fund (I) | International Equity 338 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
JNL/Vanguard Moderate Growth ETF Allocation Fund (I) | Emerging Markets Equity 339 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
JNL/Vanguard Moderate Growth ETF Allocation Fund (I) | Securities Lending Collateral 340 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
JNL/Vanguard Moderate Growth ETF Allocation Fund (I) | Emerging Markets Fixed Income 341 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
JNL/Vanguard Moderate Growth ETF Allocation Fund (I) | Global Fixed Income 342 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
JNL/Vanguard Moderate Growth ETF Allocation Fund (I) | Total Net Assets 343 [Member]
Holdings [Line Items]
Percent of Net Asset Value	105.30%
JNL Bond Index Fund (I) | Other Sectors 359 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
JNL Bond Index Fund (I) | Total Net Assets 360 [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.80%
JNL Bond Index Fund (I) | Government Securities 349 [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.10%
JNL Bond Index Fund (I) | U S Government Agency M B S 350 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
JNL Bond Index Fund (I) | Financials 351 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
JNL Bond Index Fund (I) | Other Short Term Investments 352 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
JNL Bond Index Fund (I) | Health Care 353 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
JNL Bond Index Fund (I) | Utilities 354 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
JNL Bond Index Fund (I) | Information Technology 355 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
JNL Bond Index Fund (I) | Industrials 356 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
JNL Bond Index Fund (I) | Energy 357 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
JNL Bond Index Fund (I) | Communication Services 358 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
JNL Bond Index Fund (I) | U S Government Agency M B S 362 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
JNL Bond Index Fund (I) | Total Net Assets 363 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
JNL Emerging Markets Index Fund (I) | Information Technology 369 [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.60%
JNL Emerging Markets Index Fund (I) | Financials 370 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
JNL Emerging Markets Index Fund (I) | Consumer Discretionary 371 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
JNL Emerging Markets Index Fund (I) | Industrials 372 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
JNL Emerging Markets Index Fund (I) | Communication Services 373 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
JNL Emerging Markets Index Fund (I) | Materials 374 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
JNL Emerging Markets Index Fund (I) | Energy 375 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
JNL Emerging Markets Index Fund (I) | Derivative Instruments 376 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
JNL Emerging Markets Index Fund (I) | Consumer Staples 377 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
JNL Emerging Markets Index Fund (I) | Health Care 378 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
JNL Emerging Markets Index Fund (I) | Other Sectors 379 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
JNL Emerging Markets Index Fund (I) | Total Net Assets 380 [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.80%
JNL International Index Fund (I) | Financials 386 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
JNL International Index Fund (I) | Industrials 387 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
JNL International Index Fund (I) | Information Technology 388 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
JNL International Index Fund (I) | Health Care 389 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
JNL International Index Fund (I) | Consumer Discretionary 390 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
JNL International Index Fund (I) | Consumer Staples 391 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
JNL International Index Fund (I) | Materials 392 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
JNL International Index Fund (I) | Utilities 393 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
JNL International Index Fund (I) | Energy 394 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
JNL International Index Fund (I) | Communication Services 395 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
JNL International Index Fund (I) | Other Sectors 396 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
JNL International Index Fund (I) | Total Net Assets 397 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.60%
JNL International Index Fund (I) | Derivative Instruments 399 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
JNL International Index Fund (I) | Total Net Assets 400 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
JNL Mid Cap Index Fund (I) | Industrials 406 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
JNL Mid Cap Index Fund (I) | Information Technology 407 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
JNL Mid Cap Index Fund (I) | Financials 408 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
JNL Mid Cap Index Fund (I) | Consumer Discretionary 409 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
JNL Mid Cap Index Fund (I) | Health Care 410 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
JNL Mid Cap Index Fund (I) | Real Estate 411 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
JNL Mid Cap Index Fund (I) | Materials 412 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
JNL Mid Cap Index Fund (I) | Energy 413 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
JNL Mid Cap Index Fund (I) | Consumer Staples 414 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
JNL Mid Cap Index Fund (I) | Utilities 415 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
JNL Mid Cap Index Fund (I) | Other Sectors 416 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
JNL Mid Cap Index Fund (I) | Total Net Assets 417 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.90%
JNL Small Cap Index Fund (I) | Financials 423 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
JNL Small Cap Index Fund (I) | Industrials 424 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
JNL Small Cap Index Fund (I) | Information Technology 425 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
JNL Small Cap Index Fund (I) | Consumer Discretionary 426 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
JNL Small Cap Index Fund (I) | Health Care 427 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
JNL Small Cap Index Fund (I) | Real Estate 428 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
JNL Small Cap Index Fund (I) | Energy 429 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
JNL Small Cap Index Fund (I) | Materials 430 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
JNL Small Cap Index Fund (I) | Communication Services 431 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
JNL Small Cap Index Fund (I) | Consumer Staples 432 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
JNL Small Cap Index Fund (I) | Other Sectors 433 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
JNL Small Cap Index Fund (I) | Total Net Assets 434 [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.00%
JNL Multi-Manager Alternative Fund (I) | Energy 461 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
JNL Multi-Manager Alternative Fund (I) | Other Sectors 463 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
JNL Multi-Manager Alternative Fund (I) | Total Net Assets 464 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(33.40%)
JNL Multi-Manager Alternative Fund (I) | Other Short Term Investments 440 [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.40%
JNL Multi-Manager Alternative Fund (I) | Information Technology 441 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
JNL Multi-Manager Alternative Fund (I) | Private Investment Funds 442 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
JNL Multi-Manager Alternative Fund (I) | Financials 443 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
JNL Multi-Manager Alternative Fund (I) | Communication Services 444 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
JNL Multi-Manager Alternative Fund (I) | Non U S Government Agency A B S 445 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
JNL Multi-Manager Alternative Fund (I) | Industrials 446 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
JNL Multi-Manager Alternative Fund (I) | Health Care 447 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
JNL Multi-Manager Alternative Fund (I) | Consumer Discretionary 448 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
JNL Multi-Manager Alternative Fund (I) | Derivative Instruments 449 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
JNL Multi-Manager Alternative Fund (I) | Other Sectors 450 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
JNL Multi-Manager Alternative Fund (I) | Total Net Assets 451 [Member]
Holdings [Line Items]
Percent of Net Asset Value	135.20%
JNL Multi-Manager Alternative Fund (I) | Information Technology 453 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(16.20%)
JNL Multi-Manager Alternative Fund (I) | Investment Companies 454 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.60%)
JNL Multi-Manager Alternative Fund (I) | Derivative Instruments 455 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
JNL Multi-Manager Alternative Fund (I) | Industrials 456 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
JNL Multi-Manager Alternative Fund (I) | Consumer Discretionary 457 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
JNL Multi-Manager Alternative Fund (I) | Health Care 458 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
JNL Multi-Manager Alternative Fund (I) | Financials 459 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
JNL Multi-Manager Alternative Fund (I) | Government Securities 460 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
JNL Multi-Manager Alternative Fund (I) | Communication Services 462 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND (I) | Information Technology 470 [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.40%
JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND (I) | Industrials 472 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND (I) | Other Sectors 480 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND (I) | Total Net Assets 481 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.50%
JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND (I) | Financials 471 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND (I) | Energy 473 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND (I) | Communication Services 474 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND (I) | Utilities 475 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND (I) | Consumer Discretionary 476 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND (I) | Materials 477 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND (I) | Consumer Staples 478 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND (I) | Other Short Term Investments 479 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND (I) | Derivative Instruments 483 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND (I) | Total Net Assets 484 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
JNL Multi-Manager Floating Rate Income Fund (I) | Industrials 490 [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%
JNL Multi-Manager Floating Rate Income Fund (I) | Other Short Term Investments 491 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
JNL Multi-Manager Floating Rate Income Fund (I) | Information Technology 492 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
JNL Multi-Manager Floating Rate Income Fund (I) | Financials 493 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
JNL Multi-Manager Floating Rate Income Fund (I) | Consumer Discretionary 494 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
JNL Multi-Manager Floating Rate Income Fund (I) | Communication Services 495 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
JNL Multi-Manager Floating Rate Income Fund (I) | Health Care 496 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
JNL Multi-Manager Floating Rate Income Fund (I) | Materials 497 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
JNL Multi-Manager Floating Rate Income Fund (I) | Consumer Staples 498 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
JNL Multi-Manager Floating Rate Income Fund (I) | Energy 499 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
JNL Multi-Manager Floating Rate Income Fund (I) | Other Sectors 500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
JNL Multi-Manager Floating Rate Income Fund (I) | Total Net Assets 501 [Member]
Holdings [Line Items]
Percent of Net Asset Value	111.50%
JNL Multi-Manager International Equity Fund (I) | Materials 512 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
JNL Multi-Manager International Equity Fund (I) | Information Technology 507 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
JNL Multi-Manager International Equity Fund (I) | Financials 508 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
JNL Multi-Manager International Equity Fund (I) | Industrials 509 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
JNL Multi-Manager International Equity Fund (I) | Health Care 510 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
JNL Multi-Manager International Equity Fund (I) | Consumer Discretionary 511 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
JNL Multi-Manager International Equity Fund (I) | Energy 513 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
JNL Multi-Manager International Equity Fund (I) | Communication Services 514 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
JNL Multi-Manager International Equity Fund (I) | Consumer Staples 515 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
JNL Multi-Manager International Equity Fund (I) | Utilities 516 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
JNL Multi-Manager International Equity Fund (I) | Other Sectors 517 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
JNL Multi-Manager International Equity Fund (I) | Total Net Assets 518 [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.10%
JNL Multi-Manager International Small Cap Fund (I) | Total Net Assets 535 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%
JNL Multi-Manager International Small Cap Fund (I) | Industrials 524 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
JNL Multi-Manager International Small Cap Fund (I) | Information Technology 525 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
JNL Multi-Manager International Small Cap Fund (I) | Financials 526 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
JNL Multi-Manager International Small Cap Fund (I) | Materials 527 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
JNL Multi-Manager International Small Cap Fund (I) | Consumer Discretionary 528 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
JNL Multi-Manager International Small Cap Fund (I) | Energy 529 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
JNL Multi-Manager International Small Cap Fund (I) | Health Care 530 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
JNL Multi-Manager International Small Cap Fund (I) | Communication Services 531 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
JNL Multi-Manager International Small Cap Fund (I) | Real Estate 532 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
JNL Multi-Manager International Small Cap Fund (I) | Utilities 533 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
JNL Multi-Manager International Small Cap Fund (I) | Other Sectors 534 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
JNL Multi-Manager International Small Cap Fund (I) | Derivative Instruments 537 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
JNL Multi-Manager International Small Cap Fund (I) | Total Net Assets 538 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
JNL MULTI-MANAGER MID CAP FUND (I) | Industrials 544 [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.70%
JNL MULTI-MANAGER MID CAP FUND (I) | Information Technology 545 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
JNL MULTI-MANAGER MID CAP FUND (I) | Consumer Discretionary 546 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
JNL MULTI-MANAGER MID CAP FUND (I) | Health Care 547 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
JNL MULTI-MANAGER MID CAP FUND (I) | Financials 548 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
JNL MULTI-MANAGER MID CAP FUND (I) | Consumer Staples 549 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
JNL MULTI-MANAGER MID CAP FUND (I) | Materials 550 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
JNL MULTI-MANAGER MID CAP FUND (I) | Investment Companies 551 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
JNL MULTI-MANAGER MID CAP FUND (I) | Energy 552 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
JNL MULTI-MANAGER MID CAP FUND (I) | Real Estate 553 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
JNL MULTI-MANAGER MID CAP FUND (I) | Other Sectors 554 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
JNL MULTI-MANAGER MID CAP FUND (I) | Total Net Assets 555 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.40%
JNL Multi-Manager Select Equity Fund (I) | Information Technology 561 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
JNL Multi-Manager Select Equity Fund (I) | Health Care 562 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
JNL Multi-Manager Select Equity Fund (I) | Industrials 563 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
JNL Multi-Manager Select Equity Fund (I) | Financials 564 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
JNL Multi-Manager Select Equity Fund (I) | Consumer Discretionary 565 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
JNL Multi-Manager Select Equity Fund (I) | Consumer Staples 566 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
JNL Multi-Manager Select Equity Fund (I) | Communication Services 567 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
JNL Multi-Manager Select Equity Fund (I) | Utilities 568 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
JNL Multi-Manager Select Equity Fund (I) | Private Investment Funds 569 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
JNL Multi-Manager Select Equity Fund (I) | Energy 570 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
JNL Multi-Manager Select Equity Fund (I) | Other Sectors 571 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
JNL Multi-Manager Select Equity Fund (I) | Total Net Assets 572 [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.50%
JNL Multi-Manager Small Cap Growth Fund (I) | Industrials 578 [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%
JNL Multi-Manager Small Cap Growth Fund (I) | Health Care 579 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
JNL Multi-Manager Small Cap Growth Fund (I) | Information Technology 580 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
JNL Multi-Manager Small Cap Growth Fund (I) | Consumer Discretionary 581 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
JNL Multi-Manager Small Cap Growth Fund (I) | Financials 582 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
JNL Multi-Manager Small Cap Growth Fund (I) | Securities Lending Collateral 583 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
JNL Multi-Manager Small Cap Growth Fund (I) | Other Short Term Investments 584 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
JNL Multi-Manager Small Cap Growth Fund (I) | Consumer Staples 585 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
JNL Multi-Manager Small Cap Growth Fund (I) | Energy 586 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
JNL Multi-Manager Small Cap Growth Fund (I) | Materials 587 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
JNL Multi-Manager Small Cap Growth Fund (I) | Other Sectors 588 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
JNL Multi-Manager Small Cap Growth Fund (I) | Total Net Assets 589 [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.60%
JNL MULTI-MANAGER SMALL CAP VALUE FUND (I) | Financials 595 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
JNL MULTI-MANAGER SMALL CAP VALUE FUND (I) | Industrials 596 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
JNL MULTI-MANAGER SMALL CAP VALUE FUND (I) | Information Technology 597 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
JNL MULTI-MANAGER SMALL CAP VALUE FUND (I) | Consumer Discretionary 598 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
JNL MULTI-MANAGER SMALL CAP VALUE FUND (I) | Health Care 599 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
JNL MULTI-MANAGER SMALL CAP VALUE FUND (I) | Real Estate 600 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
JNL MULTI-MANAGER SMALL CAP VALUE FUND (I) | Energy 601 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
JNL MULTI-MANAGER SMALL CAP VALUE FUND (I) | Investment Companies 602 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
JNL MULTI-MANAGER SMALL CAP VALUE FUND (I) | Materials 603 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
JNL MULTI-MANAGER SMALL CAP VALUE FUND (I) | Consumer Staples 604 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
JNL MULTI-MANAGER SMALL CAP VALUE FUND (I) | Other Sectors 605 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
JNL MULTI-MANAGER SMALL CAP VALUE FUND (I) | Total Net Assets 606 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.40%
JNL S&P 500 Index Fund (I) | Information Technology 612 [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.50%
JNL S&P 500 Index Fund (I) | Financials 613 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
JNL S&P 500 Index Fund (I) | Communication Services 614 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
JNL S&P 500 Index Fund (I) | Consumer Discretionary 615 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
JNL S&P 500 Index Fund (I) | Industrials 616 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
JNL S&P 500 Index Fund (I) | Health Care 617 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
JNL S&P 500 Index Fund (I) | Consumer Staples 618 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
JNL S&P 500 Index Fund (I) | Energy 619 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
JNL S&P 500 Index Fund (I) | Utilities 620 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
JNL S&P 500 Index Fund (I) | Materials 621 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
JNL S&P 500 Index Fund (I) | Other Sectors 622 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
JNL S&P 500 Index Fund (I) | Total Net Assets 623 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
JNL/BLACKROCK GLOBAL ALLOCATION FUND (I) | Derivative Instruments 629 [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.60%
JNL/BLACKROCK GLOBAL ALLOCATION FUND (I) | Information Technology 630 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
JNL/BLACKROCK GLOBAL ALLOCATION FUND (I) | Industrials 631 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
JNL/BLACKROCK GLOBAL ALLOCATION FUND (I) | Financials 632 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
JNL/BLACKROCK GLOBAL ALLOCATION FUND (I) | Communication Services 633 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
JNL/BLACKROCK GLOBAL ALLOCATION FUND (I) | Consumer Discretionary 634 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
JNL/BLACKROCK GLOBAL ALLOCATION FUND (I) | Other Short Term Investments 635 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
JNL/BLACKROCK GLOBAL ALLOCATION FUND (I) | Health Care 636 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
JNL/BLACKROCK GLOBAL ALLOCATION FUND (I) | Non U S Government Agency A B S 637 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
JNL/BLACKROCK GLOBAL ALLOCATION FUND (I) | Energy 638 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
JNL/BLACKROCK GLOBAL ALLOCATION FUND (I) | Other Sectors 639 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
JNL/BLACKROCK GLOBAL ALLOCATION FUND (I) | Total Net Assets 640 [Member]
Holdings [Line Items]
Percent of Net Asset Value	191.60%
JNL/BLACKROCK GLOBAL ALLOCATION FUND (I) | Derivative Instruments 642 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(68.00%)
JNL/BLACKROCK GLOBAL ALLOCATION FUND (I) | Total Net Assets 643 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(68.00%)
JNL/BLACKROCK GLOBAL NATURAL RESOURCES FUND (I) | Materials 649 [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.80%
JNL/BLACKROCK GLOBAL NATURAL RESOURCES FUND (I) | Energy 650 [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%
JNL/BLACKROCK GLOBAL NATURAL RESOURCES FUND (I) | Consumer Staples 651 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
JNL/BLACKROCK GLOBAL NATURAL RESOURCES FUND (I) | Industrials 652 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
JNL/BLACKROCK GLOBAL NATURAL RESOURCES FUND (I) | Securities Lending Collateral 653 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
JNL/BLACKROCK GLOBAL NATURAL RESOURCES FUND (I) | Other Short Term Investments 654 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
JNL/BLACKROCK GLOBAL NATURAL RESOURCES FUND (I) | Total Net Assets 655 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.80%
JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND (I) | Information Technology 661 [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.20%
JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND (I) | Industrials 662 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND (I) | Communication Services 663 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND (I) | Consumer Discretionary 664 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND (I) | Real Estate 665 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND (I) | Health Care 666 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND (I) | Energy 667 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND (I) | Materials 668 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND (I) | Consumer Staples 669 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND (I) | Other Short Term Investments 670 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND (I) | Total Net Assets 671 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND (I) | Financials 677 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND (I) | Industrials 678 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND (I) | Health Care 679 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND (I) | Information Technology 680 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND (I) | Consumer Discretionary 681 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND (I) | Consumer Staples 682 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND (I) | Communication Services 683 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND (I) | Utilities 684 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND (I) | Materials 685 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND (I) | Real Estate 686 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND (I) | Other Sectors 687 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND (I) | Total Net Assets 688 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND (I) | Derivative Instruments 690 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND (I) | Total Net Assets 691 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
JNL/Cohen & Steers U.S. Realty Fund (I) | Real Estate 697 [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.40%
JNL/Cohen & Steers U.S. Realty Fund (I) | Consumer Discretionary 698 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
JNL/Cohen & Steers U.S. Realty Fund (I) | Securities Lending Collateral 699 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
JNL/Cohen & Steers U.S. Realty Fund (I) | Health Care 700 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
JNL/Cohen & Steers U.S. Realty Fund (I) | Warrants 701 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
JNL/Cohen & Steers U.S. Realty Fund (I) | Total Net Assets 702 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.50%
JNL/DFA International Core Equity Fund (I) | Financials 708 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
JNL/DFA International Core Equity Fund (I) | Industrials 709 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
JNL/DFA International Core Equity Fund (I) | Materials 710 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
JNL/DFA International Core Equity Fund (I) | Consumer Discretionary 711 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
JNL/DFA International Core Equity Fund (I) | Health Care 712 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
JNL/DFA International Core Equity Fund (I) | Information Technology 713 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
JNL/DFA International Core Equity Fund (I) | Energy 714 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
JNL/DFA International Core Equity Fund (I) | Consumer Staples 715 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
JNL/DFA International Core Equity Fund (I) | Communication Services 716 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
JNL/DFA International Core Equity Fund (I) | Utilities 717 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
JNL/DFA International Core Equity Fund (I) | Other Sectors 718 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
JNL/DFA International Core Equity Fund (I) | Total Net Assets 719 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.40%
JNL/DFA U.S. CORE EQUITY FUND (I) | Information Technology 725 [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
JNL/DFA U.S. CORE EQUITY FUND (I) | Financials 726 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
JNL/DFA U.S. CORE EQUITY FUND (I) | Industrials 727 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
JNL/DFA U.S. CORE EQUITY FUND (I) | Consumer Discretionary 728 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
JNL/DFA U.S. CORE EQUITY FUND (I) | Health Care 729 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
JNL/DFA U.S. CORE EQUITY FUND (I) | Communication Services 730 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
JNL/DFA U.S. CORE EQUITY FUND (I) | Consumer Staples 731 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
JNL/DFA U.S. CORE EQUITY FUND (I) | Energy 732 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
JNL/DFA U.S. CORE EQUITY FUND (I) | Materials 733 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
JNL/DFA U.S. CORE EQUITY FUND (I) | Utilities 734 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
JNL/DFA U.S. CORE EQUITY FUND (I) | Other Sectors 735 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
JNL/DFA U.S. CORE EQUITY FUND (I) | Total Net Assets 736 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
JNL/DFA U.S. Small Cap Fund (I) | Industrials 742 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
JNL/DFA U.S. Small Cap Fund (I) | Financials 743 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
JNL/DFA U.S. Small Cap Fund (I) | Consumer Discretionary 744 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
JNL/DFA U.S. Small Cap Fund (I) | Health Care 745 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
JNL/DFA U.S. Small Cap Fund (I) | Information Technology 746 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
JNL/DFA U.S. Small Cap Fund (I) | Energy 747 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
JNL/DFA U.S. Small Cap Fund (I) | Materials 748 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
JNL/DFA U.S. Small Cap Fund (I) | Consumer Staples 749 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
JNL/DFA U.S. Small Cap Fund (I) | Communication Services 750 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
JNL/DFA U.S. Small Cap Fund (I) | Utilities 751 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
JNL/DFA U.S. Small Cap Fund (I) | Other Sectors 752 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
JNL/DFA U.S. Small Cap Fund (I) | Total Net Assets 753 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.10%
JNL/DoubleLine Core Fixed Income Fund (I) | Derivative Instruments 759 [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.40%
JNL/DoubleLine Core Fixed Income Fund (I) | Government Securities 760 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
JNL/DoubleLine Core Fixed Income Fund (I) | U S Government Agency M B S 761 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
JNL/DoubleLine Core Fixed Income Fund (I) | Non U S Government Agency A B S 762 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
JNL/DoubleLine Core Fixed Income Fund (I) | Financials 763 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
JNL/DoubleLine Core Fixed Income Fund (I) | Utilities 764 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
JNL/DoubleLine Core Fixed Income Fund (I) | Industrials 765 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
JNL/DoubleLine Core Fixed Income Fund (I) | Energy 766 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
JNL/DoubleLine Core Fixed Income Fund (I) | Communication Services 767 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
JNL/DoubleLine Core Fixed Income Fund (I) | Consumer Discretionary 768 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
JNL/DoubleLine Core Fixed Income Fund (I) | Other Sectors 769 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
JNL/DoubleLine Core Fixed Income Fund (I) | Total Net Assets 770 [Member]
Holdings [Line Items]
Percent of Net Asset Value	172.80%
JNL/DoubleLine Core Fixed Income Fund (I) | Derivative Instruments 772 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(11.30%)
JNL/DoubleLine Core Fixed Income Fund (I) | Total Net Assets 773 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(11.30%)
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND (I) | Utilities 779 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND (I) | Government Securities 780 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND (I) | Financials 781 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND (I) | Materials 782 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND (I) | Energy 783 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND (I) | Industrials 784 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND (I) | Consumer Staples 785 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND (I) | Other Short Term Investments 786 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND (I) | Consumer Discretionary 787 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND (I) | Communication Services 788 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND (I) | Other Sectors 789 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND (I) | Total Net Assets 790 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%
JNL/DoubleLine Shiller Enhanced CAPE Fund (I) | Utilities 802 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
JNL/DoubleLine Shiller Enhanced CAPE Fund (I) | Derivative Instruments 796 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.20%
JNL/DoubleLine Shiller Enhanced CAPE Fund (I) | Non U S Government Agency A B S 797 [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
JNL/DoubleLine Shiller Enhanced CAPE Fund (I) | Government Securities 798 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
JNL/DoubleLine Shiller Enhanced CAPE Fund (I) | U S Government Agency M B S 799 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
JNL/DoubleLine Shiller Enhanced CAPE Fund (I) | Financials 800 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
JNL/DoubleLine Shiller Enhanced CAPE Fund (I) | Industrials 801 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
JNL/DoubleLine Shiller Enhanced CAPE Fund (I) | Energy 803 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
JNL/DoubleLine Shiller Enhanced CAPE Fund (I) | Health Care 804 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
JNL/DoubleLine Shiller Enhanced CAPE Fund (I) | Materials 805 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
JNL/DoubleLine Shiller Enhanced CAPE Fund (I) | Other Sectors 806 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
JNL/DoubleLine Shiller Enhanced CAPE Fund (I) | Total Net Assets 807 [Member]
Holdings [Line Items]
Percent of Net Asset Value	202.30%
JNL/DoubleLine Total Return Fund (I) | Derivative Instruments 813 [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.60%
JNL/DoubleLine Total Return Fund (I) | U S Government Agency M B S 814 [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.80%
JNL/DoubleLine Total Return Fund (I) | Non U S Government Agency A B S 815 [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
JNL/DoubleLine Total Return Fund (I) | Government Securities 816 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
JNL/DoubleLine Total Return Fund (I) | Other Short Term Investments 817 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
JNL/DoubleLine Total Return Fund (I) | Total Net Assets 818 [Member]
Holdings [Line Items]
Percent of Net Asset Value	172.40%
JNL/DoubleLine Total Return Fund (I) | Derivative Instruments 820 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.20%)
JNL/DoubleLine Total Return Fund (I) | Total Net Assets 821 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.20%)
JNL/Dreyfus Government Money Market Fund (I) | Government Securities 827 [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.50%
JNL/Dreyfus Government Money Market Fund (I) | Repurchase Agreements 828 [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.30%
JNL/Dreyfus Government Money Market Fund (I) | Discount Notes 829 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
JNL/Dreyfus Government Money Market Fund (I) | Total Net Assets 830 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
JNL/Fidelity Institutional AM & JPMorgan Large Cap Growth Fund (I) | Information Technology 836 [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.40%
JNL/Fidelity Institutional AM & JPMorgan Large Cap Growth Fund (I) | Communication Services 837 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
JNL/Fidelity Institutional AM & JPMorgan Large Cap Growth Fund (I) | Consumer Discretionary 838 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
JNL/Fidelity Institutional AM & JPMorgan Large Cap Growth Fund (I) | Health Care 839 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
JNL/Fidelity Institutional AM & JPMorgan Large Cap Growth Fund (I) | Industrials 840 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
JNL/Fidelity Institutional AM & JPMorgan Large Cap Growth Fund (I) | Financials 841 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
JNL/Fidelity Institutional AM & JPMorgan Large Cap Growth Fund (I) | Consumer Staples 842 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
JNL/Fidelity Institutional AM & JPMorgan Large Cap Growth Fund (I) | Other Short Term Investments 843 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
JNL/Fidelity Institutional AM & JPMorgan Large Cap Growth Fund (I) | Energy 844 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
JNL/Fidelity Institutional AM & JPMorgan Large Cap Growth Fund (I) | Materials 845 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
JNL/Fidelity Institutional AM & JPMorgan Large Cap Growth Fund (I) | Other Sectors 846 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
JNL/Fidelity Institutional AM & JPMorgan Large Cap Growth Fund (I) | Total Net Assets 847 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.50%
JNL/FIDELITY INSTITUTIONAL AM TOTAL BOND FUND (I) | Government Securities 853 [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.30%
JNL/FIDELITY INSTITUTIONAL AM TOTAL BOND FUND (I) | U S Government Agency M B S 854 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
JNL/FIDELITY INSTITUTIONAL AM TOTAL BOND FUND (I) | Non U S Government Agency A B S 855 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
JNL/FIDELITY INSTITUTIONAL AM TOTAL BOND FUND (I) | Derivative Instruments 856 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
JNL/FIDELITY INSTITUTIONAL AM TOTAL BOND FUND (I) | Financials 857 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
JNL/FIDELITY INSTITUTIONAL AM TOTAL BOND FUND (I) | Energy 858 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
JNL/FIDELITY INSTITUTIONAL AM TOTAL BOND FUND (I) | Communication Services 859 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
JNL/FIDELITY INSTITUTIONAL AM TOTAL BOND FUND (I) | Industrials 860 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
JNL/FIDELITY INSTITUTIONAL AM TOTAL BOND FUND (I) | Other Short Term Investments 861 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
JNL/FIDELITY INSTITUTIONAL AM TOTAL BOND FUND (I) | Real Estate 862 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
JNL/FIDELITY INSTITUTIONAL AM TOTAL BOND FUND (I) | Other Sectors 863 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
JNL/FIDELITY INSTITUTIONAL AM TOTAL BOND FUND (I) | Total Net Assets 864 [Member]
Holdings [Line Items]
Percent of Net Asset Value	117.90%
JNL/FIDELITY INSTITUTIONAL AM TOTAL BOND FUND (I) | Derivative Instruments 866 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.10%)
JNL/FIDELITY INSTITUTIONAL AM TOTAL BOND FUND (I) | U S Government Agency M B S 867 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
JNL/FIDELITY INSTITUTIONAL AM TOTAL BOND FUND (I) | Total Net Assets 868 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.20%)
JNL/FIRST SENTIER GLOBAL INFRASTRUCTURE FUND (I) | Utilities 874 [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.10%
JNL/FIRST SENTIER GLOBAL INFRASTRUCTURE FUND (I) | Industrials 875 [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.80%
JNL/FIRST SENTIER GLOBAL INFRASTRUCTURE FUND (I) | Energy 876 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
JNL/FIRST SENTIER GLOBAL INFRASTRUCTURE FUND (I) | Real Estate 877 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
JNL/FIRST SENTIER GLOBAL INFRASTRUCTURE FUND (I) | Securities Lending Collateral 878 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
JNL/FIRST SENTIER GLOBAL INFRASTRUCTURE FUND (I) | Communication Services 879 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
JNL/FIRST SENTIER GLOBAL INFRASTRUCTURE FUND (I) | Total Net Assets 880 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.50%
JNL/FRANKLIN TEMPLETON INCOME FUND (I) | Industrials 890 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
JNL/FRANKLIN TEMPLETON INCOME FUND (I) | Total Net Assets 897 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.90%
JNL/FRANKLIN TEMPLETON INCOME FUND (I) | Equity Linked Structured Notes 886 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
JNL/FRANKLIN TEMPLETON INCOME FUND (I) | Health Care 887 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
JNL/FRANKLIN TEMPLETON INCOME FUND (I) | Financials 888 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
JNL/FRANKLIN TEMPLETON INCOME FUND (I) | Energy 889 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
JNL/FRANKLIN TEMPLETON INCOME FUND (I) | Consumer Staples 891 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
JNL/FRANKLIN TEMPLETON INCOME FUND (I) | Utilities 892 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
JNL/FRANKLIN TEMPLETON INCOME FUND (I) | Consumer Discretionary 893 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
JNL/FRANKLIN TEMPLETON INCOME FUND (I) | U S Government Agency M B S 894 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
JNL/FRANKLIN TEMPLETON INCOME FUND (I) | Information Technology 895 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
JNL/FRANKLIN TEMPLETON INCOME FUND (I) | Other Sectors 896 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
JNL/GOLDMAN SACHS 4 FUND (I) | Information Technology 903 [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.00%
JNL/GOLDMAN SACHS 4 FUND (I) | Financials 904 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
JNL/GOLDMAN SACHS 4 FUND (I) | Health Care 905 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
JNL/GOLDMAN SACHS 4 FUND (I) | Consumer Discretionary 906 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
JNL/GOLDMAN SACHS 4 FUND (I) | Communication Services 907 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
JNL/GOLDMAN SACHS 4 FUND (I) | Industrials 908 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
JNL/GOLDMAN SACHS 4 FUND (I) | Energy 909 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
JNL/GOLDMAN SACHS 4 FUND (I) | Utilities 910 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
JNL/GOLDMAN SACHS 4 FUND (I) | Real Estate 911 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
JNL/GOLDMAN SACHS 4 FUND (I) | Materials 912 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
JNL/GOLDMAN SACHS 4 FUND (I) | Other Sectors 913 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
JNL/GOLDMAN SACHS 4 FUND (I) | Total Net Assets 914 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.80%
JNL/GQG Emerging Markets Equity Fund (I) | Industrials 924 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
JNL/GQG Emerging Markets Equity Fund (I) | Financials 920 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
JNL/GQG Emerging Markets Equity Fund (I) | Energy 921 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
JNL/GQG Emerging Markets Equity Fund (I) | Utilities 922 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
JNL/GQG Emerging Markets Equity Fund (I) | Information Technology 923 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
JNL/GQG Emerging Markets Equity Fund (I) | Consumer Staples 925 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
JNL/GQG Emerging Markets Equity Fund (I) | Communication Services 926 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
JNL/GQG Emerging Markets Equity Fund (I) | Securities Lending Collateral 927 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
JNL/GQG Emerging Markets Equity Fund (I) | Other Short Term Investments 928 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
JNL/GQG Emerging Markets Equity Fund (I) | Materials 929 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
JNL/GQG Emerging Markets Equity Fund (I) | Other Sectors 930 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
JNL/GQG Emerging Markets Equity Fund (I) | Total Net Assets 931 [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.60%
JNL/INVESCO SMALL CAP GROWTH FUND (I) | Information Technology 937 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
JNL/INVESCO SMALL CAP GROWTH FUND (I) | Industrials 938 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
JNL/INVESCO SMALL CAP GROWTH FUND (I) | Health Care 939 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
JNL/INVESCO SMALL CAP GROWTH FUND (I) | Consumer Discretionary 940 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
JNL/INVESCO SMALL CAP GROWTH FUND (I) | Financials 941 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
JNL/INVESCO SMALL CAP GROWTH FUND (I) | Energy 942 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
JNL/INVESCO SMALL CAP GROWTH FUND (I) | Other Short Term Investments 943 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
JNL/INVESCO SMALL CAP GROWTH FUND (I) | Materials 944 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
JNL/INVESCO SMALL CAP GROWTH FUND (I) | Utilities 945 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
JNL/INVESCO SMALL CAP GROWTH FUND (I) | Consumer Staples 946 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
JNL/INVESCO SMALL CAP GROWTH FUND (I) | Other Sectors 947 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
JNL/INVESCO SMALL CAP GROWTH FUND (I) | Total Net Assets 948 [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.30%
JNL/JPMorgan Hedged Equity Fund (I) | Financials 955 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
JNL/JPMorgan Hedged Equity Fund (I) | Information Technology 954 [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.20%
JNL/JPMorgan Hedged Equity Fund (I) | Consumer Discretionary 956 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
JNL/JPMorgan Hedged Equity Fund (I) | Other Short Term Investments 957 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
JNL/JPMorgan Hedged Equity Fund (I) | Communication Services 958 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
JNL/JPMorgan Hedged Equity Fund (I) | Health Care 959 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
JNL/JPMorgan Hedged Equity Fund (I) | Industrials 960 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
JNL/JPMorgan Hedged Equity Fund (I) | Consumer Staples 961 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
JNL/JPMorgan Hedged Equity Fund (I) | Derivative Instruments 962 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
JNL/JPMorgan Hedged Equity Fund (I) | Energy 963 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
JNL/JPMorgan Hedged Equity Fund (I) | Other Sectors 964 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
JNL/JPMorgan Hedged Equity Fund (I) | Total Net Assets 965 [Member]
Holdings [Line Items]
Percent of Net Asset Value	111.60%
JNL/JPMorgan Hedged Equity Fund (I) | Derivative Instruments 967 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
JNL/JPMorgan Hedged Equity Fund (I) | Total Net Assets 968 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
JNL/JPMORGAN MIDCAP GROWTH FUND (I) | Information Technology 974 [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%
JNL/JPMORGAN MIDCAP GROWTH FUND (I) | Consumer Discretionary 977 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
JNL/JPMORGAN MIDCAP GROWTH FUND (I) | Industrials 975 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
JNL/JPMORGAN MIDCAP GROWTH FUND (I) | Health Care 976 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
JNL/JPMORGAN MIDCAP GROWTH FUND (I) | Financials 978 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
JNL/JPMORGAN MIDCAP GROWTH FUND (I) | Communication Services 979 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
JNL/JPMORGAN MIDCAP GROWTH FUND (I) | Energy 980 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
JNL/JPMORGAN MIDCAP GROWTH FUND (I) | Consumer Staples 981 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
JNL/JPMORGAN MIDCAP GROWTH FUND (I) | Real Estate 982 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
JNL/JPMORGAN MIDCAP GROWTH FUND (I) | Utilities 983 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
JNL/JPMORGAN MIDCAP GROWTH FUND (I) | Other Sectors 984 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
JNL/JPMORGAN MIDCAP GROWTH FUND (I) | Total Net Assets 985 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
JNL/JPMorgan Nasdaq Hedged Equity Fund (I) | Other Short Term Investments 992 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
JNL/JPMorgan Nasdaq Hedged Equity Fund (I) | Total Net Assets 1005 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
JNL/JPMorgan Nasdaq Hedged Equity Fund (I) | Information Technology 991 [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.50%
JNL/JPMorgan Nasdaq Hedged Equity Fund (I) | Communication Services 993 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
JNL/JPMorgan Nasdaq Hedged Equity Fund (I) | Consumer Discretionary 994 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
JNL/JPMorgan Nasdaq Hedged Equity Fund (I) | Consumer Staples 995 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
JNL/JPMorgan Nasdaq Hedged Equity Fund (I) | Derivative Instruments 996 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
JNL/JPMorgan Nasdaq Hedged Equity Fund (I) | Health Care 997 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
JNL/JPMorgan Nasdaq Hedged Equity Fund (I) | Industrials 998 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
JNL/JPMorgan Nasdaq Hedged Equity Fund (I) | Utilities 999 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
JNL/JPMorgan Nasdaq Hedged Equity Fund (I) | Materials 1000 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
JNL/JPMorgan Nasdaq Hedged Equity Fund (I) | Other Sectors 1001 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
JNL/JPMorgan Nasdaq Hedged Equity Fund (I) | Total Net Assets 1002 [Member]
Holdings [Line Items]
Percent of Net Asset Value	120.10%
JNL/JPMorgan Nasdaq Hedged Equity Fund (I) | Derivative Instruments 1004 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND (I) | Energy 1019 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND (I) | Government Securities 1011 [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.70%
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND (I) | U S Government Agency M B S 1012 [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.90%
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND (I) | Non U S Government Agency A B S 1013 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND (I) | Financials 1014 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND (I) | Other Short Term Investments 1015 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND (I) | Derivative Instruments 1016 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND (I) | Utilities 1017 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND (I) | Communication Services 1018 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND (I) | Total Net Assets 1020 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.70%
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND (I) | Derivative Instruments 1022 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND (I) | Total Net Assets 1023 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
JNL/JPMORGAN U.S. VALUE FUND (I) | Financials 1029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
JNL/JPMORGAN U.S. VALUE FUND (I) | Information Technology 1030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
JNL/JPMORGAN U.S. VALUE FUND (I) | Health Care 1031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
JNL/JPMORGAN U.S. VALUE FUND (I) | Industrials 1032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
JNL/JPMORGAN U.S. VALUE FUND (I) | Consumer Discretionary 1033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
JNL/JPMORGAN U.S. VALUE FUND (I) | Consumer Staples 1034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
JNL/JPMORGAN U.S. VALUE FUND (I) | Energy 1035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
JNL/JPMORGAN U.S. VALUE FUND (I) | Utilities 1036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
JNL/JPMORGAN U.S. VALUE FUND (I) | Communication Services 1037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
JNL/JPMORGAN U.S. VALUE FUND (I) | Materials 1038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
JNL/JPMORGAN U.S. VALUE FUND (I) | Other Sectors 1039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
JNL/JPMORGAN U.S. VALUE FUND (I) | Total Net Assets 1040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
JNL/Loomis Sayles Global Growth Fund (I) | Consumer Discretionary 1046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
JNL/Loomis Sayles Global Growth Fund (I) | Communication Services 1047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
JNL/Loomis Sayles Global Growth Fund (I) | Information Technology 1048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
JNL/Loomis Sayles Global Growth Fund (I) | Health Care 1049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
JNL/Loomis Sayles Global Growth Fund (I) | Industrials 1050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
JNL/Loomis Sayles Global Growth Fund (I) | Financials 1051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
JNL/Loomis Sayles Global Growth Fund (I) | Consumer Staples 1052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
JNL/Loomis Sayles Global Growth Fund (I) | Other Short Term Investments 1053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
JNL/Loomis Sayles Global Growth Fund (I) | Derivative Instruments 1054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
JNL/Loomis Sayles Global Growth Fund (I) | Total Net Assets 1055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
JNL/Lord Abbett Short Duration Income Fund (I) | Derivative Instruments 1061 [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.50%
JNL/Lord Abbett Short Duration Income Fund (I) | Non U S Government Agency A B S 1062 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.30%
JNL/Lord Abbett Short Duration Income Fund (I) | Financials 1063 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
JNL/Lord Abbett Short Duration Income Fund (I) | Energy 1064 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
JNL/Lord Abbett Short Duration Income Fund (I) | Utilities 1065 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
JNL/Lord Abbett Short Duration Income Fund (I) | Consumer Discretionary 1066 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
JNL/Lord Abbett Short Duration Income Fund (I) | Industrials 1067 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
JNL/Lord Abbett Short Duration Income Fund (I) | Health Care 1068 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
JNL/Lord Abbett Short Duration Income Fund (I) | Government Securities 1069 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
JNL/Lord Abbett Short Duration Income Fund (I) | Information Technology 1070 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
JNL/Lord Abbett Short Duration Income Fund (I) | Other Sectors 1071 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
JNL/Lord Abbett Short Duration Income Fund (I) | Total Net Assets 1072 [Member]
Holdings [Line Items]
Percent of Net Asset Value	145.10%
JNL/Lord Abbett Short Duration Income Fund (I) | Derivative Instruments 1074 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(11.60%)
JNL/Lord Abbett Short Duration Income Fund (I) | Total Net Assets 1075 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(11.60%)
JNL/Mellon Communication Services Sector Fund (I) | Communication Services 1081 [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.30%
JNL/Mellon Communication Services Sector Fund (I) | Information Technology 1082 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
JNL/Mellon Communication Services Sector Fund (I) | Derivative Instruments 1083 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
JNL/Mellon Communication Services Sector Fund (I) | Real Estate 1084 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
JNL/Mellon Communication Services Sector Fund (I) | Consumer Discretionary 1085 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
JNL/Mellon Communication Services Sector Fund (I) | Securities Lending Collateral 1086 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
JNL/Mellon Communication Services Sector Fund (I) | Other Short Term Investments 1087 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
JNL/Mellon Communication Services Sector Fund (I) | Total Net Assets 1088 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
JNL/Mellon Consumer Discretionary Sector Fund (I) | Information Technology 1101 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
JNL/Mellon Consumer Discretionary Sector Fund (I) | Consumer Discretionary 1094 [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.50%
JNL/Mellon Consumer Discretionary Sector Fund (I) | Materials 1095 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
JNL/Mellon Consumer Discretionary Sector Fund (I) | Industrials 1096 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
JNL/Mellon Consumer Discretionary Sector Fund (I) | Consumer Staples 1097 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
JNL/Mellon Consumer Discretionary Sector Fund (I) | Derivative Instruments 1098 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
JNL/Mellon Consumer Discretionary Sector Fund (I) | Securities Lending Collateral 1099 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
JNL/Mellon Consumer Discretionary Sector Fund (I) | Other Short Term Investments 1100 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
JNL/Mellon Consumer Discretionary Sector Fund (I) | Total Net Assets 1102 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.60%
JNL/Mellon Consumer Staples Sector Fund (I) | Derivative Instruments 1109 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
JNL/Mellon Consumer Staples Sector Fund (I) | Consumer Staples 1108 [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
JNL/Mellon Consumer Staples Sector Fund (I) | Securities Lending Collateral 1110 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
JNL/Mellon Consumer Staples Sector Fund (I) | Consumer Discretionary 1111 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
JNL/Mellon Consumer Staples Sector Fund (I) | Other Short Term Investments 1112 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
JNL/Mellon Consumer Staples Sector Fund (I) | Total Net Assets 1113 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.30%
JNL/Mellon Dow Index Fund (I) | Financials 1119 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
JNL/Mellon Dow Index Fund (I) | Industrials 1120 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
JNL/Mellon Dow Index Fund (I) | Information Technology 1121 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
JNL/Mellon Dow Index Fund (I) | Health Care 1122 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
JNL/Mellon Dow Index Fund (I) | Consumer Discretionary 1123 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
JNL/Mellon Dow Index Fund (I) | Communication Services 1124 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
JNL/Mellon Dow Index Fund (I) | Materials 1125 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
JNL/Mellon Dow Index Fund (I) | Consumer Staples 1126 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
JNL/Mellon Dow Index Fund (I) | Energy 1127 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
JNL/Mellon Dow Index Fund (I) | Derivative Instruments 1128 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
JNL/Mellon Dow Index Fund (I) | Other Sectors 1129 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
JNL/Mellon Dow Index Fund (I) | Total Net Assets 1130 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
JNL/Mellon Energy Sector Fund (I) | Utilities 1138 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
JNL/Mellon Energy Sector Fund (I) | Energy 1136 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
JNL/Mellon Energy Sector Fund (I) | Derivative Instruments 1137 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
JNL/Mellon Energy Sector Fund (I) | Other Short Term Investments 1139 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
JNL/Mellon Energy Sector Fund (I) | Securities Lending Collateral 1140 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
JNL/Mellon Energy Sector Fund (I) | Total Net Assets 1141 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
JNL/Mellon Financial Sector Fund (I) | Financials 1147 [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%
JNL/Mellon Financial Sector Fund (I) | Derivative Instruments 1148 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
JNL/Mellon Financial Sector Fund (I) | Information Technology 1149 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
JNL/Mellon Financial Sector Fund (I) | Other Short Term Investments 1150 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
JNL/Mellon Financial Sector Fund (I) | Securities Lending Collateral 1151 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
JNL/Mellon Financial Sector Fund (I) | Total Net Assets 1152 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.80%
JNL/Mellon Healthcare Sector Fund (I) | Health Care 1158 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
JNL/Mellon Healthcare Sector Fund (I) | Derivative Instruments 1159 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
JNL/Mellon Healthcare Sector Fund (I) | Other Short Term Investments 1160 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
JNL/Mellon Healthcare Sector Fund (I) | Materials 1161 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
JNL/Mellon Healthcare Sector Fund (I) | Securities Lending Collateral 1162 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
JNL/Mellon Healthcare Sector Fund (I) | Rights 1163 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
JNL/Mellon Healthcare Sector Fund (I) | Total Net Assets 1164 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.50%
JNL/Mellon Industrials Sector Fund (I) | Information Technology 1174 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
JNL/Mellon Industrials Sector Fund (I) | Industrials 1170 [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.60%
JNL/Mellon Industrials Sector Fund (I) | Other Short Term Investments 1171 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
JNL/Mellon Industrials Sector Fund (I) | Consumer Discretionary 1172 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
JNL/Mellon Industrials Sector Fund (I) | Derivative Instruments 1173 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
JNL/Mellon Industrials Sector Fund (I) | Securities Lending Collateral 1175 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
JNL/Mellon Industrials Sector Fund (I) | Financials 1176 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
JNL/Mellon Industrials Sector Fund (I) | Materials 1177 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
JNL/Mellon Industrials Sector Fund (I) | Consumer Staples 1178 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
JNL/Mellon Industrials Sector Fund (I) | Total Net Assets 1179 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.70%
JNL/Mellon Information Technology Sector Fund (I) | Information Technology 1185 [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.40%
JNL/Mellon Information Technology Sector Fund (I) | Industrials 1186 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
JNL/Mellon Information Technology Sector Fund (I) | Financials 1187 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
JNL/Mellon Information Technology Sector Fund (I) | Derivative Instruments 1188 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
JNL/Mellon Information Technology Sector Fund (I) | Other Short Term Investments 1189 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
JNL/Mellon Information Technology Sector Fund (I) | Consumer Discretionary 1190 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
JNL/Mellon Information Technology Sector Fund (I) | Securities Lending Collateral 1191 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
JNL/Mellon Information Technology Sector Fund (I) | Communication Services 1192 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
JNL/Mellon Information Technology Sector Fund (I) | Total Net Assets 1193 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.50%
JNL/Mellon Materials Sector Fund (I) | Materials 1199 [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.40%
JNL/Mellon Materials Sector Fund (I) | Industrials 1200 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
JNL/Mellon Materials Sector Fund (I) | Derivative Instruments 1201 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
JNL/Mellon Materials Sector Fund (I) | Other Short Term Investments 1202 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
JNL/Mellon Materials Sector Fund (I) | Total Net Assets 1203 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
JNL/Mellon Nasdaq 100 Index Fund (I) | Energy 1218 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
JNL/Mellon Nasdaq 100 Index Fund (I) | Information Technology 1209 [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.00%
JNL/Mellon Nasdaq 100 Index Fund (I) | Communication Services 1210 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
JNL/Mellon Nasdaq 100 Index Fund (I) | Consumer Discretionary 1211 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
JNL/Mellon Nasdaq 100 Index Fund (I) | Consumer Staples 1212 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
JNL/Mellon Nasdaq 100 Index Fund (I) | Health Care 1213 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
JNL/Mellon Nasdaq 100 Index Fund (I) | Industrials 1214 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
JNL/Mellon Nasdaq 100 Index Fund (I) | Utilities 1215 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
JNL/Mellon Nasdaq 100 Index Fund (I) | Materials 1216 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
JNL/Mellon Nasdaq 100 Index Fund (I) | Derivative Instruments 1217 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
JNL/Mellon Nasdaq 100 Index Fund (I) | Other Sectors 1219 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
JNL/Mellon Nasdaq 100 Index Fund (I) | Total Net Assets 1220 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.70%
JNL/Mellon Real Estate Sector Fund (I) | Real Estate 1226 [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.40%
JNL/Mellon Real Estate Sector Fund (I) | Financials 1227 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
JNL/Mellon Real Estate Sector Fund (I) | Securities Lending Collateral 1228 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
JNL/Mellon Real Estate Sector Fund (I) | Derivative Instruments 1229 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
JNL/Mellon Real Estate Sector Fund (I) | Other Short Term Investments 1230 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
JNL/Mellon Real Estate Sector Fund (I) | Total Net Assets 1231 [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.40%
JNL/MELLON S&P 500 INDEX FUND (I) | Information Technology 1237 [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.80%
JNL/MELLON S&P 500 INDEX FUND (I) | Financials 1238 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
JNL/MELLON S&P 500 INDEX FUND (I) | Communication Services 1239 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
JNL/MELLON S&P 500 INDEX FUND (I) | Consumer Discretionary 1240 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
JNL/MELLON S&P 500 INDEX FUND (I) | Industrials 1241 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
JNL/MELLON S&P 500 INDEX FUND (I) | Health Care 1242 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
JNL/MELLON S&P 500 INDEX FUND (I) | Consumer Staples 1243 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
JNL/MELLON S&P 500 INDEX FUND (I) | Securities Lending Collateral 1244 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
JNL/MELLON S&P 500 INDEX FUND (I) | Energy 1245 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
JNL/MELLON S&P 500 INDEX FUND (I) | Utilities 1246 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
JNL/MELLON S&P 500 INDEX FUND (I) | Other Sectors 1247 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
JNL/MELLON S&P 500 INDEX FUND (I) | Total Net Assets 1248 [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.30%
JNL/Mellon U.S. Stock Market Index Fund (I) | Information Technology 1254 [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
JNL/Mellon U.S. Stock Market Index Fund (I) | Financials 1255 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
JNL/Mellon U.S. Stock Market Index Fund (I) | Industrials 1256 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
JNL/Mellon U.S. Stock Market Index Fund (I) | Consumer Discretionary 1257 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
JNL/Mellon U.S. Stock Market Index Fund (I) | Health Care 1258 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
JNL/Mellon U.S. Stock Market Index Fund (I) | Communication Services 1259 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
JNL/Mellon U.S. Stock Market Index Fund (I) | Consumer Staples 1260 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
JNL/Mellon U.S. Stock Market Index Fund (I) | Energy 1261 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
JNL/Mellon U.S. Stock Market Index Fund (I) | Utilities 1262 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
JNL/Mellon U.S. Stock Market Index Fund (I) | Real Estate 1263 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
JNL/Mellon U.S. Stock Market Index Fund (I) | Other Sectors 1264 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
JNL/Mellon U.S. Stock Market Index Fund (I) | Total Net Assets 1265 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.40%
JNL/MELLON UTILITIES SECTOR FUND (I) | Utilities 1271 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
JNL/MELLON UTILITIES SECTOR FUND (I) | Derivative Instruments 1272 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
JNL/MELLON UTILITIES SECTOR FUND (I) | Other Short Term Investments 1273 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
JNL/MELLON UTILITIES SECTOR FUND (I) | Securities Lending Collateral 1274 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
JNL/MELLON UTILITIES SECTOR FUND (I) | Industrials 1275 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
JNL/MELLON UTILITIES SECTOR FUND (I) | Total Net Assets 1276 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.50%
JNL/Mellon World Index Fund (I) | Consumer Discretionary 1286 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
JNL/Mellon World Index Fund (I) | Information Technology 1282 [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.50%
JNL/Mellon World Index Fund (I) | Financials 1283 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
JNL/Mellon World Index Fund (I) | Industrials 1284 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
JNL/Mellon World Index Fund (I) | Health Care 1285 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
JNL/Mellon World Index Fund (I) | Communication Services 1287 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
JNL/Mellon World Index Fund (I) | Consumer Staples 1288 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
JNL/Mellon World Index Fund (I) | Energy 1289 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
JNL/Mellon World Index Fund (I) | Materials 1290 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
JNL/Mellon World Index Fund (I) | Utilities 1291 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
JNL/Mellon World Index Fund (I) | Other Sectors 1292 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
JNL/Mellon World Index Fund (I) | Total Net Assets 1293 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.40%
JNL/Mellon World Index Fund (I) | Derivative Instruments 1295 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
JNL/Mellon World Index Fund (I) | Total Net Assets 1296 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
JNL/MFS Equity Income Fund (I) | Financials 1302 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
JNL/MFS Equity Income Fund (I) | Information Technology 1303 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
JNL/MFS Equity Income Fund (I) | Health Care 1304 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
JNL/MFS Equity Income Fund (I) | Industrials 1305 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
JNL/MFS Equity Income Fund (I) | Consumer Discretionary 1306 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
JNL/MFS Equity Income Fund (I) | Consumer Staples 1307 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
JNL/MFS Equity Income Fund (I) | Energy 1308 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
JNL/MFS Equity Income Fund (I) | Utilities 1309 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
JNL/MFS Equity Income Fund (I) | Real Estate 1310 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
JNL/MFS Equity Income Fund (I) | Communication Services 1311 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
JNL/MFS Equity Income Fund (I) | Other Sectors 1312 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
JNL/MFS Equity Income Fund (I) | Total Net Assets 1313 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.40%
JNL/MFS MID CAP VALUE FUND (I) | Consumer Discretionary 1321 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
JNL/MFS MID CAP VALUE FUND (I) | Financials 1319 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
JNL/MFS MID CAP VALUE FUND (I) | Industrials 1320 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
JNL/MFS MID CAP VALUE FUND (I) | Health Care 1322 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
JNL/MFS MID CAP VALUE FUND (I) | Information Technology 1323 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
JNL/MFS MID CAP VALUE FUND (I) | Utilities 1324 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
JNL/MFS MID CAP VALUE FUND (I) | Real Estate 1325 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
JNL/MFS MID CAP VALUE FUND (I) | Energy 1326 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
JNL/MFS MID CAP VALUE FUND (I) | Consumer Staples 1327 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
JNL/MFS MID CAP VALUE FUND (I) | Materials 1328 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
JNL/MFS MID CAP VALUE FUND (I) | Other Sectors 1329 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
JNL/MFS MID CAP VALUE FUND (I) | Total Net Assets 1330 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.20%
JNL/Morningstar SMID Moat Focus Index Fund (I) | Health Care 1336 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
JNL/Morningstar SMID Moat Focus Index Fund (I) | Communication Services 1343 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
JNL/Morningstar SMID Moat Focus Index Fund (I) | Industrials 1337 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
JNL/Morningstar SMID Moat Focus Index Fund (I) | Materials 1338 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
JNL/Morningstar SMID Moat Focus Index Fund (I) | Financials 1339 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
JNL/Morningstar SMID Moat Focus Index Fund (I) | Consumer Staples 1340 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
JNL/Morningstar SMID Moat Focus Index Fund (I) | Consumer Discretionary 1341 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
JNL/Morningstar SMID Moat Focus Index Fund (I) | Information Technology 1342 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
JNL/Morningstar SMID Moat Focus Index Fund (I) | Real Estate 1344 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
JNL/Morningstar SMID Moat Focus Index Fund (I) | Energy 1345 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
JNL/Morningstar SMID Moat Focus Index Fund (I) | Other Sectors 1346 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
JNL/Morningstar SMID Moat Focus Index Fund (I) | Total Net Assets 1347 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
JNL/Morningstar U.S. Sustainability Index Fund (I) | Communication Services 1358 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
JNL/Morningstar U.S. Sustainability Index Fund (I) | Information Technology 1353 [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.20%
JNL/Morningstar U.S. Sustainability Index Fund (I) | Financials 1354 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
JNL/Morningstar U.S. Sustainability Index Fund (I) | Consumer Discretionary 1355 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
JNL/Morningstar U.S. Sustainability Index Fund (I) | Health Care 1356 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
JNL/Morningstar U.S. Sustainability Index Fund (I) | Industrials 1357 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
JNL/Morningstar U.S. Sustainability Index Fund (I) | Consumer Staples 1359 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
JNL/Morningstar U.S. Sustainability Index Fund (I) | Real Estate 1360 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
JNL/Morningstar U.S. Sustainability Index Fund (I) | Energy 1361 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
JNL/Morningstar U.S. Sustainability Index Fund (I) | Materials 1362 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
JNL/Morningstar U.S. Sustainability Index Fund (I) | Other Sectors 1363 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
JNL/Morningstar U.S. Sustainability Index Fund (I) | Total Net Assets 1364 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
JNL/Morningstar Wide Moat Index Fund (I) | Information Technology 1370 [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
JNL/Morningstar Wide Moat Index Fund (I) | Health Care 1371 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
JNL/Morningstar Wide Moat Index Fund (I) | Consumer Staples 1372 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
JNL/Morningstar Wide Moat Index Fund (I) | Industrials 1373 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
JNL/Morningstar Wide Moat Index Fund (I) | Consumer Discretionary 1374 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
JNL/Morningstar Wide Moat Index Fund (I) | Financials 1375 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
JNL/Morningstar Wide Moat Index Fund (I) | Communication Services 1376 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
JNL/Morningstar Wide Moat Index Fund (I) | Real Estate 1377 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
JNL/Morningstar Wide Moat Index Fund (I) | Derivative Instruments 1378 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
JNL/Morningstar Wide Moat Index Fund (I) | Other Short Term Investments 1379 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
JNL/Morningstar Wide Moat Index Fund (I) | Total Net Assets 1380 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
JNL/Neuberger Berman Commodity Strategy Fund (I) | Derivative Instruments 1386 [Member]
Holdings [Line Items]
Percent of Net Asset Value	106.80%
JNL/Neuberger Berman Commodity Strategy Fund (I) | Financials 1387 [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%
JNL/Neuberger Berman Commodity Strategy Fund (I) | Non U S Government Agency A B S 1388 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
JNL/Neuberger Berman Commodity Strategy Fund (I) | Other Short Term Investments 1389 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
JNL/Neuberger Berman Commodity Strategy Fund (I) | Health Care 1390 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
JNL/Neuberger Berman Commodity Strategy Fund (I) | Communication Services 1391 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
JNL/Neuberger Berman Commodity Strategy Fund (I) | Utilities 1392 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
JNL/Neuberger Berman Commodity Strategy Fund (I) | Energy 1393 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
JNL/Neuberger Berman Commodity Strategy Fund (I) | Consumer Discretionary 1394 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
JNL/Neuberger Berman Commodity Strategy Fund (I) | Consumer Staples 1395 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
JNL/Neuberger Berman Commodity Strategy Fund (I) | Other Sectors 1396 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
JNL/Neuberger Berman Commodity Strategy Fund (I) | Total Net Assets 1397 [Member]
Holdings [Line Items]
Percent of Net Asset Value	197.70%
JNL/Neuberger Berman Commodity Strategy Fund (I) | Derivative Instruments 1399 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
JNL/Neuberger Berman Commodity Strategy Fund (I) | Total Net Assets 1400 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
JNL/Neuberger Berman Gold Plus Strategy Fund (I) | Derivative Instruments 1406 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
JNL/Neuberger Berman Gold Plus Strategy Fund (I) | Financials 1407 [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.80%
JNL/Neuberger Berman Gold Plus Strategy Fund (I) | Health Care 1408 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
JNL/Neuberger Berman Gold Plus Strategy Fund (I) | Utilities 1409 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
JNL/Neuberger Berman Gold Plus Strategy Fund (I) | Other Short Term Investments 1410 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
JNL/Neuberger Berman Gold Plus Strategy Fund (I) | Communication Services 1411 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
JNL/Neuberger Berman Gold Plus Strategy Fund (I) | Energy 1412 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
JNL/Neuberger Berman Gold Plus Strategy Fund (I) | Investment Companies 1413 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
JNL/Neuberger Berman Gold Plus Strategy Fund (I) | Consumer Staples 1414 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
JNL/Neuberger Berman Gold Plus Strategy Fund (I) | Consumer Discretionary 1415 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
JNL/Neuberger Berman Gold Plus Strategy Fund (I) | Other Sectors 1416 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
JNL/Neuberger Berman Gold Plus Strategy Fund (I) | Total Net Assets 1417 [Member]
Holdings [Line Items]
Percent of Net Asset Value	193.00%
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND (I) | Derivative Instruments 1423 [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.40%
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND (I) | U S Government Agency M B S 1424 [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.30%
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND (I) | Non U S Government Agency A B S 1425 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND (I) | Financials 1426 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND (I) | Government Securities 1427 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND (I) | Communication Services 1428 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND (I) | Consumer Discretionary 1429 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND (I) | Utilities 1430 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND (I) | Industrials 1431 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND (I) | Energy 1432 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND (I) | Other Sectors 1433 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND (I) | Total Net Assets 1434 [Member]
Holdings [Line Items]
Percent of Net Asset Value	176.00%
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND (I) | Derivative Instruments 1436 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.20%)
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND (I) | Total Net Assets 1437 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.20%)
JNL/Newton Equity Income Fund (I) | Financials 1443 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
JNL/Newton Equity Income Fund (I) | Health Care 1444 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
JNL/Newton Equity Income Fund (I) | Information Technology 1445 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
JNL/Newton Equity Income Fund (I) | Industrials 1446 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
JNL/Newton Equity Income Fund (I) | Energy 1447 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
JNL/Newton Equity Income Fund (I) | Consumer Discretionary 1448 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
JNL/Newton Equity Income Fund (I) | Consumer Staples 1449 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
JNL/Newton Equity Income Fund (I) | Materials 1450 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
JNL/Newton Equity Income Fund (I) | Communication Services 1451 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
JNL/Newton Equity Income Fund (I) | Utilities 1452 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
JNL/Newton Equity Income Fund (I) | Other Sectors 1453 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
JNL/Newton Equity Income Fund (I) | Total Net Assets 1454 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
JNL/PIMCO Income Fund (I) | Derivative Instruments 1460 [Member]
Holdings [Line Items]
Percent of Net Asset Value	154.30%
JNL/PIMCO Income Fund (I) | U S Government Agency M B S 1461 [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.80%
JNL/PIMCO Income Fund (I) | Non U S Government Agency A B S 1462 [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.90%
JNL/PIMCO Income Fund (I) | Government Securities 1463 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
JNL/PIMCO Income Fund (I) | Other Short Term Investments 1464 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
JNL/PIMCO Income Fund (I) | Financials 1465 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
JNL/PIMCO Income Fund (I) | Communication Services 1466 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
JNL/PIMCO Income Fund (I) | Information Technology 1467 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
JNL/PIMCO Income Fund (I) | Energy 1468 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
JNL/PIMCO Income Fund (I) | Consumer Discretionary 1469 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
JNL/PIMCO Income Fund (I) | Other Sectors 1470 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
JNL/PIMCO Income Fund (I) | Total Net Assets 1471 [Member]
Holdings [Line Items]
Percent of Net Asset Value	302.70%
JNL/PIMCO Income Fund (I) | Derivative Instruments 1473 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(99.50%)
JNL/PIMCO Income Fund (I) | U S Government Agency M B S 1474 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
JNL/PIMCO Income Fund (I) | Total Net Assets 1475 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(100.00%)
JNL/PIMCO Investment Grade Credit Bond Fund (I) | Derivative Instruments 1481 [Member]
Holdings [Line Items]
Percent of Net Asset Value	130.20%
JNL/PIMCO Investment Grade Credit Bond Fund (I) | Financials 1482 [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.90%
JNL/PIMCO Investment Grade Credit Bond Fund (I) | Government Securities 1483 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
JNL/PIMCO Investment Grade Credit Bond Fund (I) | U S Government Agency M B S 1484 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
JNL/PIMCO Investment Grade Credit Bond Fund (I) | Utilities 1485 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
JNL/PIMCO Investment Grade Credit Bond Fund (I) | Energy 1486 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
JNL/PIMCO Investment Grade Credit Bond Fund (I) | Real Estate 1487 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
JNL/PIMCO Investment Grade Credit Bond Fund (I) | Health Care 1488 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
JNL/PIMCO Investment Grade Credit Bond Fund (I) | Communication Services 1489 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
JNL/PIMCO Investment Grade Credit Bond Fund (I) | Non U S Government Agency A B S 1490 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
JNL/PIMCO Investment Grade Credit Bond Fund (I) | Other Sectors 1491 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
JNL/PIMCO Investment Grade Credit Bond Fund (I) | Total Net Assets 1492 [Member]
Holdings [Line Items]
Percent of Net Asset Value	240.30%
JNL/PIMCO Investment Grade Credit Bond Fund (I) | Derivative Instruments 1494 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(42.00%)
JNL/PIMCO Investment Grade Credit Bond Fund (I) | Total Net Assets 1495 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(42.00%)
JNL/PIMCO REAL RETURN FUND (I) | Government Securities 1501 [Member]
Holdings [Line Items]
Percent of Net Asset Value	123.00%
JNL/PIMCO REAL RETURN FUND (I) | Derivative Instruments 1502 [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.20%
JNL/PIMCO REAL RETURN FUND (I) | U S Government Agency M B S 1503 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
JNL/PIMCO REAL RETURN FUND (I) | Non U S Government Agency A B S 1504 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
JNL/PIMCO REAL RETURN FUND (I) | Financials 1505 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
JNL/PIMCO REAL RETURN FUND (I) | Communication Services 1506 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
JNL/PIMCO REAL RETURN FUND (I) | Information Technology 1507 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
JNL/PIMCO REAL RETURN FUND (I) | Consumer Discretionary 1508 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
JNL/PIMCO REAL RETURN FUND (I) | Total Net Assets 1509 [Member]
Holdings [Line Items]
Percent of Net Asset Value	241.90%
JNL/PIMCO REAL RETURN FUND (I) | Derivative Instruments 1511 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(86.60%)
JNL/PIMCO REAL RETURN FUND (I) | Government Securities 1512 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.30%)
JNL/PIMCO REAL RETURN FUND (I) | Total Net Assets 1513 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(91.90%)
JNL/PPM America Emerging Markets Debt Fund (I) | Government Securities 1519 [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.20%
JNL/PPM America Emerging Markets Debt Fund (I) | Derivative Instruments 1520 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
JNL/PPM America Emerging Markets Debt Fund (I) | Energy 1521 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
JNL/PPM America Emerging Markets Debt Fund (I) | Materials 1522 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
JNL/PPM America Emerging Markets Debt Fund (I) | Utilities 1523 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
JNL/PPM America Emerging Markets Debt Fund (I) | Financials 1524 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
JNL/PPM America Emerging Markets Debt Fund (I) | Consumer Staples 1525 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
JNL/PPM America Emerging Markets Debt Fund (I) | Other Short Term Investments 1526 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
JNL/PPM America Emerging Markets Debt Fund (I) | Industrials 1527 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
JNL/PPM America Emerging Markets Debt Fund (I) | Real Estate 1528 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
JNL/PPM America Emerging Markets Debt Fund (I) | Other Sectors 1529 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
JNL/PPM America Emerging Markets Debt Fund (I) | Total Net Assets 1530 [Member]
Holdings [Line Items]
Percent of Net Asset Value	110.30%
JNL/PPM America Emerging Markets Debt Fund (I) | Derivative Instruments 1532 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.10%)
JNL/PPM America Emerging Markets Debt Fund (I) | Total Net Assets 1533 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.10%)
JNL/PPM AMERICA HIGH YIELD BOND FUND (I) | Total Net Assets 1553 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
JNL/PPM AMERICA HIGH YIELD BOND FUND (I) | Financials 1539 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
JNL/PPM AMERICA HIGH YIELD BOND FUND (I) | Communication Services 1540 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
JNL/PPM AMERICA HIGH YIELD BOND FUND (I) | Consumer Discretionary 1541 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
JNL/PPM AMERICA HIGH YIELD BOND FUND (I) | Industrials 1542 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
JNL/PPM AMERICA HIGH YIELD BOND FUND (I) | Energy 1543 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
JNL/PPM AMERICA HIGH YIELD BOND FUND (I) | Information Technology 1544 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
JNL/PPM AMERICA HIGH YIELD BOND FUND (I) | Other Short Term Investments 1545 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
JNL/PPM AMERICA HIGH YIELD BOND FUND (I) | Health Care 1546 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
JNL/PPM AMERICA HIGH YIELD BOND FUND (I) | Materials 1547 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
JNL/PPM AMERICA HIGH YIELD BOND FUND (I) | Securities Lending Collateral 1548 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
JNL/PPM AMERICA HIGH YIELD BOND FUND (I) | Other Sectors 1549 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
JNL/PPM AMERICA HIGH YIELD BOND FUND (I) | Total Net Assets 1550 [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.20%
JNL/PPM AMERICA HIGH YIELD BOND FUND (I) | Derivative Instruments 1552 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
JNL/PPM America Investment Grade Credit Fund (I) | Total Net Assets 1573 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
JNL/PPM America Investment Grade Credit Fund (I) | Financials 1559 [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.50%
JNL/PPM America Investment Grade Credit Fund (I) | Health Care 1560 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
JNL/PPM America Investment Grade Credit Fund (I) | Utilities 1561 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
JNL/PPM America Investment Grade Credit Fund (I) | Communication Services 1562 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
JNL/PPM America Investment Grade Credit Fund (I) | Information Technology 1563 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
JNL/PPM America Investment Grade Credit Fund (I) | Derivative Instruments 1564 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
JNL/PPM America Investment Grade Credit Fund (I) | Industrials 1565 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
JNL/PPM America Investment Grade Credit Fund (I) | Consumer Staples 1566 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
JNL/PPM America Investment Grade Credit Fund (I) | Energy 1567 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
JNL/PPM America Investment Grade Credit Fund (I) | Government Securities 1568 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
JNL/PPM America Investment Grade Credit Fund (I) | Other Sectors 1569 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
JNL/PPM America Investment Grade Credit Fund (I) | Total Net Assets 1570 [Member]
Holdings [Line Items]
Percent of Net Asset Value	107.90%
JNL/PPM America Investment Grade Credit Fund (I) | Derivative Instruments 1572 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
JNL/PPM AMERICA TOTAL RETURN FUND (I) | Materials 1587 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
JNL/PPM AMERICA TOTAL RETURN FUND (I) | Other Sectors 1589 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
JNL/PPM AMERICA TOTAL RETURN FUND (I) | Total Net Assets 1590 [Member]
Holdings [Line Items]
Percent of Net Asset Value	113.90%
JNL/PPM AMERICA TOTAL RETURN FUND (I) | Government Securities 1579 [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.90%
JNL/PPM AMERICA TOTAL RETURN FUND (I) | U S Government Agency M B S 1580 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
JNL/PPM AMERICA TOTAL RETURN FUND (I) | Non U S Government Agency A B S 1581 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
JNL/PPM AMERICA TOTAL RETURN FUND (I) | Financials 1582 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
JNL/PPM AMERICA TOTAL RETURN FUND (I) | Derivative Instruments 1583 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
JNL/PPM AMERICA TOTAL RETURN FUND (I) | Other Short Term Investments 1584 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
JNL/PPM AMERICA TOTAL RETURN FUND (I) | Utilities 1585 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
JNL/PPM AMERICA TOTAL RETURN FUND (I) | Communication Services 1586 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
JNL/PPM AMERICA TOTAL RETURN FUND (I) | Consumer Discretionary 1588 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
JNL/PPM AMERICA TOTAL RETURN FUND (I) | Derivative Instruments 1592 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.30%)
JNL/PPM AMERICA TOTAL RETURN FUND (I) | Total Net Assets 1593 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.30%)
JNL/RAFI Fundamental U.S. Small Cap Fund (I) | Total Net Assets 1610 [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.50%
JNL/RAFI Fundamental U.S. Small Cap Fund (I) | Industrials 1599 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
JNL/RAFI Fundamental U.S. Small Cap Fund (I) | Financials 1600 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
JNL/RAFI Fundamental U.S. Small Cap Fund (I) | Consumer Discretionary 1601 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
JNL/RAFI Fundamental U.S. Small Cap Fund (I) | Information Technology 1602 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
JNL/RAFI Fundamental U.S. Small Cap Fund (I) | Health Care 1603 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
JNL/RAFI Fundamental U.S. Small Cap Fund (I) | Real Estate 1604 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
JNL/RAFI Fundamental U.S. Small Cap Fund (I) | Energy 1605 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
JNL/RAFI Fundamental U.S. Small Cap Fund (I) | Materials 1606 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
JNL/RAFI Fundamental U.S. Small Cap Fund (I) | Consumer Staples 1607 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
JNL/RAFI Fundamental U.S. Small Cap Fund (I) | Communication Services 1608 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
JNL/RAFI Fundamental U.S. Small Cap Fund (I) | Other Sectors 1609 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
JNL/RAFI Multi-Factor U.S. Equity Fund (I) | Information Technology 1616 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
JNL/RAFI Multi-Factor U.S. Equity Fund (I) | Other Sectors 1626 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
JNL/RAFI Multi-Factor U.S. Equity Fund (I) | Total Net Assets 1627 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.90%
JNL/RAFI Multi-Factor U.S. Equity Fund (I) | Health Care 1617 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
JNL/RAFI Multi-Factor U.S. Equity Fund (I) | Industrials 1618 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
JNL/RAFI Multi-Factor U.S. Equity Fund (I) | Financials 1619 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
JNL/RAFI Multi-Factor U.S. Equity Fund (I) | Consumer Staples 1620 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
JNL/RAFI Multi-Factor U.S. Equity Fund (I) | Consumer Discretionary 1621 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
JNL/RAFI Multi-Factor U.S. Equity Fund (I) | Energy 1622 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
JNL/RAFI Multi-Factor U.S. Equity Fund (I) | Communication Services 1623 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
JNL/RAFI Multi-Factor U.S. Equity Fund (I) | Materials 1624 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
JNL/RAFI Multi-Factor U.S. Equity Fund (I) | Real Estate 1625 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
JNL/T. Rowe Price Capital Appreciation Equity Fund (I) | Information Technology 1633 [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.40%
JNL/T. Rowe Price Capital Appreciation Equity Fund (I) | Other Sectors 1643 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
JNL/T. Rowe Price Capital Appreciation Equity Fund (I) | Total Net Assets 1644 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.10%
JNL/T. Rowe Price Capital Appreciation Equity Fund (I) | Health Care 1634 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
JNL/T. Rowe Price Capital Appreciation Equity Fund (I) | Communication Services 1635 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
JNL/T. Rowe Price Capital Appreciation Equity Fund (I) | Consumer Discretionary 1636 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
JNL/T. Rowe Price Capital Appreciation Equity Fund (I) | Utilities 1637 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
JNL/T. Rowe Price Capital Appreciation Equity Fund (I) | Financials 1638 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
JNL/T. Rowe Price Capital Appreciation Equity Fund (I) | Industrials 1639 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
JNL/T. Rowe Price Capital Appreciation Equity Fund (I) | Consumer Staples 1640 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
JNL/T. Rowe Price Capital Appreciation Equity Fund (I) | Energy 1641 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
JNL/T. Rowe Price Capital Appreciation Equity Fund (I) | Securities Lending Collateral 1642 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
JNL/T. Rowe Price Capital Appreciation Fund (I) | Other Sectors 1660 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
JNL/T. Rowe Price Capital Appreciation Fund (I) | Total Net Assets 1661 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
JNL/T. Rowe Price Capital Appreciation Fund (I) | Derivative Instruments 1663 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
JNL/T. Rowe Price Capital Appreciation Fund (I) | Information Technology 1650 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
JNL/T. Rowe Price Capital Appreciation Fund (I) | Government Securities 1651 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
JNL/T. Rowe Price Capital Appreciation Fund (I) | Health Care 1652 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
JNL/T. Rowe Price Capital Appreciation Fund (I) | Financials 1653 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
JNL/T. Rowe Price Capital Appreciation Fund (I) | Consumer Discretionary 1654 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
JNL/T. Rowe Price Capital Appreciation Fund (I) | Utilities 1655 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
JNL/T. Rowe Price Capital Appreciation Fund (I) | Communication Services 1656 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
JNL/T. Rowe Price Capital Appreciation Fund (I) | Industrials 1657 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
JNL/T. Rowe Price Capital Appreciation Fund (I) | Other Short Term Investments 1658 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
JNL/T. Rowe Price Capital Appreciation Fund (I) | Consumer Staples 1659 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
JNL/T. Rowe Price Capital Appreciation Fund (I) | Total Net Assets 1664 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
JNL/T. Rowe Price Growth Stock Fund (I) | Information Technology 1670 [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.10%
JNL/T. Rowe Price Growth Stock Fund (I) | Communication Services 1671 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
JNL/T. Rowe Price Growth Stock Fund (I) | Industrials 1672 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
JNL/T. Rowe Price Growth Stock Fund (I) | Consumer Discretionary 1673 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
JNL/T. Rowe Price Growth Stock Fund (I) | Health Care 1674 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
JNL/T. Rowe Price Growth Stock Fund (I) | Financials 1675 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
JNL/T. Rowe Price Growth Stock Fund (I) | Real Estate 1676 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
JNL/T. Rowe Price Growth Stock Fund (I) | Materials 1677 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
JNL/T. Rowe Price Growth Stock Fund (I) | Utilities 1678 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
JNL/T. Rowe Price Growth Stock Fund (I) | Other Short Term Investments 1679 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
JNL/T. Rowe Price Growth Stock Fund (I) | Other Sectors 1680 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
JNL/T. Rowe Price Growth Stock Fund (I) | Total Net Assets 1681 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
JNL/T. ROWE PRICE MID-CAP GROWTH FUND (I) | Information Technology 1687 [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
JNL/T. ROWE PRICE MID-CAP GROWTH FUND (I) | Industrials 1688 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
JNL/T. ROWE PRICE MID-CAP GROWTH FUND (I) | Health Care 1689 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
JNL/T. ROWE PRICE MID-CAP GROWTH FUND (I) | Consumer Discretionary 1690 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
JNL/T. ROWE PRICE MID-CAP GROWTH FUND (I) | Financials 1691 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
JNL/T. ROWE PRICE MID-CAP GROWTH FUND (I) | Communication Services 1692 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
JNL/T. ROWE PRICE MID-CAP GROWTH FUND (I) | Energy 1693 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
JNL/T. ROWE PRICE MID-CAP GROWTH FUND (I) | Real Estate 1694 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
JNL/T. ROWE PRICE MID-CAP GROWTH FUND (I) | Materials 1695 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
JNL/T. ROWE PRICE MID-CAP GROWTH FUND (I) | Utilities 1696 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
JNL/T. ROWE PRICE MID-CAP GROWTH FUND (I) | Other Sectors 1697 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
JNL/T. ROWE PRICE MID-CAP GROWTH FUND (I) | Total Net Assets 1698 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.60%
JNL/T. ROWE PRICE SHORT-TERM BOND FUND (I) | Non U S Government Agency A B S 1704 [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.60%
JNL/T. ROWE PRICE SHORT-TERM BOND FUND (I) | Derivative Instruments 1705 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%
JNL/T. ROWE PRICE SHORT-TERM BOND FUND (I) | Government Securities 1706 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
JNL/T. ROWE PRICE SHORT-TERM BOND FUND (I) | Financials 1707 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
JNL/T. ROWE PRICE SHORT-TERM BOND FUND (I) | U S Government Agency M B S 1708 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
JNL/T. ROWE PRICE SHORT-TERM BOND FUND (I) | Health Care 1709 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
JNL/T. ROWE PRICE SHORT-TERM BOND FUND (I) | Other Short Term Investments 1710 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
JNL/T. ROWE PRICE SHORT-TERM BOND FUND (I) | Consumer Staples 1711 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
JNL/T. ROWE PRICE SHORT-TERM BOND FUND (I) | Utilities 1712 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
JNL/T. ROWE PRICE SHORT-TERM BOND FUND (I) | Information Technology 1713 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
JNL/T. ROWE PRICE SHORT-TERM BOND FUND (I) | Other Sectors 1714 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
JNL/T. ROWE PRICE SHORT-TERM BOND FUND (I) | Total Net Assets 1715 [Member]
Holdings [Line Items]
Percent of Net Asset Value	129.20%
JNL/T. ROWE PRICE SHORT-TERM BOND FUND (I) | Derivative Instruments 1717 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.20%)
JNL/T. ROWE PRICE SHORT-TERM BOND FUND (I) | Total Net Assets 1718 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.20%)
JNL/T. ROWE PRICE VALUE FUND (I) | Information Technology 1724 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
JNL/T. ROWE PRICE VALUE FUND (I) | Financials 1725 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
JNL/T. ROWE PRICE VALUE FUND (I) | Health Care 1726 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
JNL/T. ROWE PRICE VALUE FUND (I) | Industrials 1727 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
JNL/T. ROWE PRICE VALUE FUND (I) | Consumer Discretionary 1728 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
JNL/T. ROWE PRICE VALUE FUND (I) | Energy 1729 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
JNL/T. ROWE PRICE VALUE FUND (I) | Consumer Staples 1730 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
JNL/T. ROWE PRICE VALUE FUND (I) | Materials 1731 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
JNL/T. ROWE PRICE VALUE FUND (I) | Real Estate 1732 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
JNL/T. ROWE PRICE VALUE FUND (I) | Utilities 1733 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
JNL/T. ROWE PRICE VALUE FUND (I) | Other Sectors 1734 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
JNL/T. ROWE PRICE VALUE FUND (I) | Total Net Assets 1735 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
JNL/WCM Focused International Equity Fund (I) | Information Technology 1741 [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%
JNL/WCM Focused International Equity Fund (I) | Industrials 1742 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%
JNL/WCM Focused International Equity Fund (I) | Financials 1743 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
JNL/WCM Focused International Equity Fund (I) | Health Care 1744 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
JNL/WCM Focused International Equity Fund (I) | Consumer Staples 1745 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
JNL/WCM Focused International Equity Fund (I) | Consumer Discretionary 1746 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
JNL/WCM Focused International Equity Fund (I) | Energy 1747 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
JNL/WCM Focused International Equity Fund (I) | Communication Services 1748 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
JNL/WCM Focused International Equity Fund (I) | Utilities 1749 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
JNL/WCM Focused International Equity Fund (I) | Materials 1750 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
JNL/WCM Focused International Equity Fund (I) | Other Sectors 1751 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
JNL/WCM Focused International Equity Fund (I) | Total Net Assets 1752 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
JNL/Westchester Capital Event Driven Fund (I) | Derivative Instruments 1758 [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.40%
JNL/Westchester Capital Event Driven Fund (I) | Financials 1759 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
JNL/Westchester Capital Event Driven Fund (I) | Communication Services 1760 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
JNL/Westchester Capital Event Driven Fund (I) | Other Short Term Investments 1761 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
JNL/Westchester Capital Event Driven Fund (I) | Industrials 1762 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
JNL/Westchester Capital Event Driven Fund (I) | Health Care 1763 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
JNL/Westchester Capital Event Driven Fund (I) | Consumer Discretionary 1764 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
JNL/Westchester Capital Event Driven Fund (I) | Energy 1765 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
JNL/Westchester Capital Event Driven Fund (I) | Materials 1766 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
JNL/Westchester Capital Event Driven Fund (I) | Investment Companies 1767 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
JNL/Westchester Capital Event Driven Fund (I) | Other Sectors 1768 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
JNL/Westchester Capital Event Driven Fund (I) | Total Net Assets 1769 [Member]
Holdings [Line Items]
Percent of Net Asset Value	152.80%
JNL/Westchester Capital Event Driven Fund (I) | Derivative Instruments 1771 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(16.10%)
JNL/Westchester Capital Event Driven Fund (I) | Energy 1772 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
JNL/Westchester Capital Event Driven Fund (I) | Information Technology 1773 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
JNL/Westchester Capital Event Driven Fund (I) | Communication Services 1774 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
JNL/Westchester Capital Event Driven Fund (I) | Materials 1775 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
JNL/Westchester Capital Event Driven Fund (I) | Industrials 1776 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
JNL/Westchester Capital Event Driven Fund (I) | Financials 1777 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
JNL/Westchester Capital Event Driven Fund (I) | Health Care 1778 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
JNL/Westchester Capital Event Driven Fund (I) | Total Net Assets 1779 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(18.60%)
JNL/WMC BALANCED FUND (I) | Information Technology 1785 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
JNL/WMC BALANCED FUND (I) | Government Securities 1786 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
JNL/WMC BALANCED FUND (I) | Financials 1787 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
JNL/WMC BALANCED FUND (I) | U S Government Agency M B S 1788 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
JNL/WMC BALANCED FUND (I) | Communication Services 1789 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
JNL/WMC BALANCED FUND (I) | Consumer Discretionary 1790 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
JNL/WMC BALANCED FUND (I) | Health Care 1791 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
JNL/WMC BALANCED FUND (I) | Industrials 1792 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
JNL/WMC BALANCED FUND (I) | Consumer Staples 1793 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
JNL/WMC BALANCED FUND (I) | Energy 1794 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
JNL/WMC BALANCED FUND (I) | Other Sectors 1795 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
JNL/WMC BALANCED FUND (I) | Total Net Assets 1796 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.20%
JNL/WMC BALANCED FUND (I) | U S Government Agency M B S 1798 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
JNL/WMC BALANCED FUND (I) | Total Net Assets 1799 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
JNL/WMC Equity Income Fund (I) | Financials 1805 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
JNL/WMC Equity Income Fund (I) | Health Care 1806 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
JNL/WMC Equity Income Fund (I) | Information Technology 1807 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
JNL/WMC Equity Income Fund (I) | Industrials 1808 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
JNL/WMC Equity Income Fund (I) | Consumer Staples 1809 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
JNL/WMC Equity Income Fund (I) | Energy 1810 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
JNL/WMC Equity Income Fund (I) | Utilities 1811 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
JNL/WMC Equity Income Fund (I) | Materials 1812 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
JNL/WMC Equity Income Fund (I) | Real Estate 1813 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
JNL/WMC Equity Income Fund (I) | Communication Services 1814 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
JNL/WMC Equity Income Fund (I) | Other Sectors 1815 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
JNL/WMC Equity Income Fund (I) | Total Net Assets 1816 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.50%
JNL/WMC VALUE FUND (I) | Financials 1822 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
JNL/WMC VALUE FUND (I) | Information Technology 1823 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
JNL/WMC VALUE FUND (I) | Health Care 1824 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
JNL/WMC VALUE FUND (I) | Industrials 1825 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
JNL/WMC VALUE FUND (I) | Consumer Discretionary 1826 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
JNL/WMC VALUE FUND (I) | Consumer Staples 1827 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
JNL/WMC VALUE FUND (I) | Energy 1828 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
JNL/WMC VALUE FUND (I) | Real Estate 1829 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
JNL/WMC VALUE FUND (I) | Communication Services 1830 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
JNL/WMC VALUE FUND (I) | Materials 1831 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
JNL/WMC VALUE FUND (I) | Other Sectors 1832 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
JNL/WMC VALUE FUND (I) | Total Net Assets 1833 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.00%